LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.76%
Aerospace & Defense–1.91%
†AAR Corp.	1,723	$154,501
†AeroVironment, Inc.	732	230,499
†AerSale Corp.	2,639	21,613
†Astronics Corp.	3,366	153,483
†ATI, Inc.	7,588	617,208
†Axon Enterprise, Inc.	615	441,349
†Boeing Co.	3,184	687,203
BWX Technologies, Inc.	2,670	492,268
Cadre Holdings, Inc.	739	26,981
Carpenter Technology Corp.	2,617	642,578
†CPI Aerostructures, Inc.	2,723	6,862
Curtiss-Wright Corp.	1,224	664,559
†Ducommun, Inc.	1,095	105,262
General Dynamics Corp.	3,074	1,048,234
General Electric Co.	3,694	1,111,229
HEICO Corp.	1,816	518,336
Hexcel Corp.	2,288	143,458
Howmet Aerospace, Inc.	3,334	654,231
Huntington Ingalls Industries, Inc.	1,759	506,434
†Innovative Solutions & Support, Inc.	1,699	21,220
†Kratos Defense & Security Solutions, Inc.	7,221	659,783
L3Harris Technologies, Inc.	3,347	1,022,207
Leonardo DRS, Inc.	4,225	191,815
†Loar Holdings, Inc.	456	36,480
Lockheed Martin Corp.	3,294	1,644,398
†Mercury Systems, Inc.	2,952	228,485
Moog, Inc. Class A	1,664	345,563
National Presto Industries, Inc.	415	46,542
Northrop Grumman Corp.	1,689	1,029,141
Park Aerospace Corp.	1,422	28,923
RTX Corp.	16,144	2,701,375
Textron, Inc.	6,314	533,470
TransDigm Group, Inc.	270	355,865
†V2X, Inc.	700	40,663
VSE Corp.	1,078	179,207
Woodward, Inc.	2,248	568,092
		17,859,517
Air Freight & Logistics–0.46%
CH Robinson Worldwide, Inc.	6,303	834,517
Expeditors International of Washington, Inc.	5,175	634,403
FedEx Corp.	5,190	1,223,854
†GXO Logistics, Inc.	4,314	228,168
Hub Group, Inc. Class A	2,885	99,359
†Radiant Logistics, Inc.	4,220	24,898
United Parcel Service, Inc. Class B	14,741	1,231,316
		4,276,515
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components–0.46%
†Adient PLC	4,510	$108,601
†American Axle & Manufacturing Holdings, Inc.	7,274	43,717
†Aptiv PLC	4,752	409,717
Autoliv, Inc.	4,792	591,812
BorgWarner, Inc.	12,525	550,599
†Cooper-Standard Holdings, Inc.	1,627	60,085
Dana, Inc.	7,664	153,587
†Dorman Products, Inc.	1,581	246,446
†Fox Factory Holding Corp.	1,929	46,855
Garrett Motion, Inc.	3,700	50,394
Gentex Corp.	8,982	254,191
†Gentherm, Inc.	1,650	56,199
†Goodyear Tire & Rubber Co.	13,734	102,730
LCI Industries	1,744	162,454
Lear Corp.	2,101	211,382
†Mobileye Global, Inc. Class A	3,521	49,717
†Modine Manufacturing Co.	3,215	457,044
†Motorcar Parts of America, Inc.	2,131	35,247
Patrick Industries, Inc.	2,356	243,681
Phinia, Inc.	2,977	171,118
†QuantumScape Corp.	1,307	16,102
Standard Motor Products, Inc.	1,116	45,555
†Stoneridge, Inc.	2,012	15,331
†Strattec Security Corp.	351	23,889
Visteon Corp.	1,029	123,336
†XPEL, Inc.	810	26,787
		4,256,576
Automobiles–0.71%
Ford Motor Co.	92,515	1,106,480
General Motors Co.	28,127	1,714,903
Harley-Davidson, Inc.	6,258	174,598
†Lucid Group, Inc.	1,718	40,871
†Rivian Automotive, Inc. Class A	21,044	308,926
†Tesla, Inc.	6,510	2,895,127
Thor Industries, Inc.	3,123	323,824
Winnebago Industries, Inc.	1,257	42,034
		6,606,763
Banks–5.65%
1st Source Corp.	1,869	115,056
ACNB Corp.	300	13,212
Affinity Bancshares, Inc.	675	13,311
Amalgamated Financial Corp.	896	24,326
Amerant Bancorp, Inc.	828	15,956
Ameris Bancorp	4,264	312,594
Ames National Corp.	508	10,272
Arrow Financial Corp.	1,317	37,271
LVIP Dimensional U.S. Core Equity 2 Fund–1

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Associated Banc-Corp.	9,472	$243,525
Atlantic Union Bankshares Corp.	9,244	326,221
Auburn National BanCorp, Inc.	502	13,609
†Axos Financial, Inc.	3,730	315,744
BancFirst Corp.	2,190	276,925
†Bancorp, Inc.	2,786	208,644
Bank of America Corp.	67,858	3,500,794
Bank of Hawaii Corp.	2,642	173,421
Bank of Marin Bancorp	1,102	26,757
Bank of NT Butterfield & Son Ltd.	3,380	145,070
Bank of the James Financial Group, Inc.	308	4,805
Bank OZK	7,291	371,695
Bank7 Corp.	716	33,129
BankFinancial Corp.	1,093	13,149
BankUnited, Inc.	5,824	222,244
Bankwell Financial Group, Inc.	404	17,877
Banner Corp.	1,939	127,005
Bar Harbor Bankshares	748	22,784
BayCom Corp.	1,762	50,658
BCB Bancorp, Inc.	920	7,986
Beacon Financial Corp.	6,537	154,992
†Blue Foundry Bancorp	1,892	17,198
†Blue Ridge Bankshares, Inc.	816	3,452
BOK Financial Corp.	3,149	350,925
†Bridgewater Bancshares, Inc.	1,259	22,158
†Broadway Financial Corp.	1,737	12,541
Burke & Herbert Financial Services Corp.	226	13,942
Business First Bancshares, Inc.	727	17,164
†BV Financial, Inc.	437	7,044
Byline Bancorp, Inc.	1,200	33,276
C&F Financial Corp.	247	16,598
Cadence Bank	12,724	477,659
†California BanCorp	651	10,859
Camden National Corp.	1,173	45,266
Capital Bancorp, Inc.	649	20,703
Capital City Bank Group, Inc.	1,029	43,002
Capitol Federal Financial, Inc.	10,543	66,948
†Carter Bankshares, Inc.	1,205	23,389
Cathay General Bancorp	5,111	245,379
Central Pacific Financial Corp.	1,797	54,521
CF Bankshares, Inc.	455	10,897
Chemung Financial Corp.	348	18,277
Citigroup, Inc.	20,116	2,041,774
Citizens & Northern Corp.	830	16,442
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens Community Bancorp, Inc.	134	$2,153
Citizens Financial Group, Inc.	10,761	572,055
Citizens Financial Services, Inc.	349	21,038
City Holding Co.	1,056	130,807
Civista Bancshares, Inc.	1,887	38,325
CNB Financial Corp.	1,795	43,439
†Coastal Financial Corp.	985	106,547
Colony Bankcorp, Inc.	809	13,761
Columbia Banking System, Inc.	7,049	181,441
†Columbia Financial, Inc.	5,791	86,923
Comerica, Inc.	5,568	381,519
Commerce Bancshares, Inc.	7,201	430,332
Community Financial System, Inc.	3,521	206,471
Community Trust Bancorp, Inc.	1,576	88,177
Community West Bancshares	1,280	26,675
ConnectOne Bancorp, Inc.	4,864	120,676
Cullen/Frost Bankers, Inc.	1,764	223,622
†Customers Bancorp, Inc.	1,977	129,236
CVB Financial Corp.	8,489	160,527
Dime Community Bancshares, Inc.	3,418	101,959
Eagle Bancorp, Inc.	2,082	42,098
East West Bancorp, Inc.	6,629	705,657
Eastern Bankshares, Inc.	7,198	130,644
Enterprise Financial Services Corp.	2,260	131,035
Equity Bancshares, Inc. Class A	1,411	57,428
Esquire Financial Holdings, Inc.	464	47,354
Farmers & Merchants Bancorp, Inc.	621	15,531
Farmers National Banc Corp.	1,405	20,246
FB Financial Corp.	3,858	215,045
Fidelity D&D Bancorp, Inc.	372	16,305
Fifth Third Bancorp	16,996	757,172
Financial Institutions, Inc.	1,236	33,619
Finward Bancorp	301	9,659
First BanCorp	11,732	258,691
First Bancorp, Inc.	400	10,504
First Bancorp/Southern Pines NC	2,305	121,911
First Bank	702	11,436
First Busey Corp.	5,359	124,061
First Business Financial Services, Inc.	400	20,504
First Capital, Inc.	402	18,412
First Citizens BancShares, Inc. Class A	341	610,104
LVIP Dimensional U.S. Core Equity 2 Fund–2

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Commonwealth Financial Corp.	7,586	$129,341
First Community Bankshares, Inc.	1,806	62,849
First Financial Bancorp	6,619	167,130
First Financial Bankshares, Inc.	6,396	215,225
First Financial Corp.	910	51,360
†First Foundation, Inc.	3,162	17,612
First Hawaiian, Inc.	9,409	233,625
First Horizon Corp.	5,344	120,828
First Internet Bancorp	281	6,303
First Interstate BancSystem, Inc. Class A	5,713	182,073
First Merchants Corp.	3,427	129,198
First Mid Bancshares, Inc.	782	29,622
First Savings Financial Group, Inc.	486	15,275
†First Seacoast Bancorp, Inc.	801	9,212
First United Corp.	461	16,951
†First Western Financial, Inc.	385	8,865
Five Star Bancorp	972	31,298
Flagstar Financial, Inc.	3,089	35,678
Flushing Financial Corp.	2,575	35,561
FNB Corp.	24,748	398,690
Franklin Financial Services Corp.	484	22,264
FS Bancorp, Inc.	364	14,531
Fulton Financial Corp.	10,167	189,411
FVCBankcorp, Inc.	1,846	23,943
German American Bancorp, Inc.	1,832	71,943
Glacier Bancorp, Inc.	7,320	356,264
Great Southern Bancorp, Inc.	1,288	78,890
Guaranty Bancshares, Inc.	986	48,068
Hancock Whitney Corp.	5,726	358,505
Hanmi Financial Corp.	2,726	67,305
HarborOne Bancorp, Inc.	3,449	46,906
Hawthorn Bancshares, Inc.	432	13,409
HBT Financial, Inc.	668	16,834
Heritage Commerce Corp.	4,676	46,433
Heritage Financial Corp.	2,744	66,377
Hilltop Holdings, Inc.	4,920	164,426
Hingham Institution For Savings	65	17,146
Home Bancorp, Inc.	767	41,667
Home BancShares, Inc.	11,965	338,609
HomeTrust Bancshares, Inc.	2,018	82,617
Hope Bancorp, Inc.	7,829	84,318
Horizon Bancorp, Inc.	3,992	63,912
Huntington Bancshares, Inc.	35,061	605,503
IF Bancorp, Inc.	427	11,025
Independent Bank Corp.	5,535	308,566
International Bancshares Corp.	4,629	318,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Investar Holding Corp.	619	$14,367
JPMorgan Chase & Co.	33,608	10,600,971
Kearny Financial Corp.	3,902	25,636
KeyCorp	23,443	438,150
Lakeland Financial Corp.	1,686	108,241
Landmark Bancorp, Inc.	611	16,308
LCNB Corp.	779	11,677
Live Oak Bancshares, Inc.	2,406	84,739
M&T Bank Corp.	3,710	733,170
MainStreet Bancshares, Inc.	481	10,019
†Mechanics Bancorp Class A	1,444	19,220
Mercantile Bank Corp.	1,549	69,705
Meridian Corp.	630	9,948
Metrocity Bankshares, Inc.	927	25,669
Metropolitan Bank Holding Corp.	1,000	74,820
Mid Penn Bancorp, Inc.	906	25,948
Middlefield Banc Corp.	600	18,006
Midland States Bancorp, Inc.	2,021	34,640
MidWestOne Financial Group, Inc.	1,275	36,070
MVB Financial Corp.	505	12,655
National Bank Holdings Corp. Class A	1,818	70,248
National Bankshares, Inc.	222	6,536
NBT Bancorp, Inc.	3,446	143,905
Nicolet Bankshares, Inc.	736	98,992
Northeast Bank	600	60,096
Northeast Community Bancorp, Inc.	1,217	25,034
Northfield Bancorp, Inc.	4,576	53,997
Northrim BanCorp, Inc.	1,288	27,898
Northwest Bancshares, Inc.	11,569	143,340
Norwood Financial Corp.	355	9,024
Oak Valley Bancorp	1,718	48,396
OceanFirst Financial Corp.	3,787	66,538
OFG Bancorp	3,694	160,652
Ohio Valley Banc Corp.	303	11,205
Old National Bancorp	21,386	469,423
Old Second Bancorp, Inc.	1,033	17,855
OP Bancorp	1,114	15,507
†OptimumBank Holdings, Inc.	160	656
Orange County Bancorp, Inc.	440	11,092
Origin Bancorp, Inc.	1,422	49,087
Orrstown Financial Services, Inc.	843	28,645
Park National Corp.	1,191	193,573
Parke Bancorp, Inc.	739	15,925
Pathfinder Bancorp, Inc.	617	9,526
Pathward Financial, Inc.	1,717	127,075
†PB Bankshares, Inc.	505	9,726
PCB Bancorp	642	13,482
Peapack-Gladstone Financial Corp.	1,320	36,432
LVIP Dimensional U.S. Core Equity 2 Fund–3

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peoples Bancorp of North Carolina, Inc.	800	$24,528
Peoples Bancorp, Inc.	2,814	84,392
Peoples Financial Services Corp.	603	29,312
Pinnacle Financial Partners, Inc.	3,691	346,179
†Pioneer Bancorp, Inc.	1,588	20,739
Plumas Bancorp	367	15,832
PNC Financial Services Group, Inc.	4,635	931,311
†Ponce Financial Group, Inc.	1,139	16,743
Popular, Inc.	4,537	576,244
Preferred Bank	1,120	101,237
Primis Financial Corp.	1,601	16,827
Princeton Bancorp, Inc.	477	15,188
Prosperity Bancshares, Inc.	4,571	303,286
†Provident Bancorp, Inc.	1,300	16,289
Provident Financial Services, Inc.	8,464	163,186
QCR Holdings, Inc.	1,366	103,324
RBB Bancorp	1,258	23,600
Red River Bancshares, Inc.	400	25,928
Regions Financial Corp.	23,030	607,301
Renasant Corp.	5,559	205,072
Republic Bancorp, Inc. Class A	1,308	94,503
†Rhinebeck Bancorp, Inc.	985	11,190
Richmond Mutual BanCorp, Inc.	246	3,496
Riverview Bancorp, Inc.	1,450	7,787
S&T Bancorp, Inc.	2,054	77,210
SB Financial Group, Inc.	200	3,858
Seacoast Banking Corp. of Florida	3,281	99,841
ServisFirst Bancshares, Inc.	3,116	250,931
Shore Bancshares, Inc.	1,726	28,324
Sierra Bancorp	1,304	37,699
Simmons First National Corp. Class A	7,801	149,545
SmartFinancial, Inc.	542	19,366
South Plains Financial, Inc.	621	24,002
†Southern First Bancshares, Inc.	419	18,486
Southern Missouri Bancorp, Inc.	664	34,900
Southside Bancshares, Inc.	2,708	76,501
Southstate Bank Corp.	6,056	598,757
Stellar Bancorp, Inc.	2,888	87,622
†=Sterling Bancorp, Inc.	1,968	0
Stock Yards Bancorp, Inc.	1,461	102,255
Synovus Financial Corp.	9,521	467,291
†Texas Capital Bancshares, Inc.	2,530	213,861
TFS Financial Corp.	7,410	97,627
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Third Coast Bancshares, Inc.	784	$29,768
Timberland Bancorp, Inc.	400	13,312
Tompkins Financial Corp.	1,112	73,626
Towne Bank	5,411	187,058
TriCo Bancshares	2,055	91,263
†Triumph Financial, Inc.	1,337	66,903
Truist Financial Corp.	15,133	691,881
TrustCo Bank Corp.	1,470	53,361
Trustmark Corp.	4,607	182,437
U.S. Bancorp	18,070	873,323
UMB Financial Corp.	4,512	533,995
United Bancorp, Inc.	807	11,274
United Bankshares, Inc.	8,773	326,443
United Community Banks, Inc.	5,327	167,001
United Security Bancshares	2,131	19,882
Unity Bancorp, Inc.	845	41,295
Univest Financial Corp.	2,727	81,865
USCB Financial Holdings, Inc.	1,035	18,061
Valley National Bancorp	26,937	285,532
Veritex Holdings, Inc.	2,371	79,500
Virginia National Bankshares Corp.	307	11,915
WaFd, Inc.	4,981	150,874
Washington Trust Bancorp, Inc.	1,505	43,495
Webster Financial Corp.	8,066	479,443
Wells Fargo & Co.	44,820	3,756,812
WesBanco, Inc.	7,781	248,447
West BanCorp, Inc.	758	15,403
Westamerica BanCorp	1,867	93,331
Western Alliance Bancorp	5,374	466,033
Western New England Bancorp, Inc.	1,120	13,451
Wintrust Financial Corp.	3,133	414,935
WSFS Financial Corp.	4,317	232,816
Zions Bancorp NA	7,368	416,881
		52,742,367
Beverages–0.98%
†Boston Beer Co., Inc. Class A	359	75,900
Brown-Forman Corp. Class A	9,262	250,530
†Celsius Holdings, Inc.	3,129	179,886
Coca-Cola Co.	42,655	2,828,880
Coca-Cola Consolidated, Inc.	4,588	537,530
Constellation Brands, Inc. Class A	2,982	401,586
Keurig Dr. Pepper, Inc.	17,346	442,496
MGP Ingredients, Inc.	1,309	31,665
Molson Coors Beverage Co. Class B	5,486	248,241
†Monster Beverage Corp.	15,352	1,033,343
†National Beverage Corp.	4,024	148,566
PepsiCo, Inc.	21,008	2,950,364
LVIP Dimensional U.S. Core Equity 2 Fund–4

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Primo Brands Corp. Class A	1,235	$27,294
†Vita Coco Co., Inc.	837	35,547
†Willamette Valley Vineyards, Inc.	127	462
		9,192,290
Biotechnology–1.53%
†4D Molecular Therapeutics, Inc.	1,916	16,650
AbbVie, Inc.	16,127	3,734,046
†ACADIA Pharmaceuticals, Inc.	2,635	56,231
†Acumen Pharmaceuticals, Inc.	2,758	4,716
†ADMA Biologics, Inc.	5,200	76,232
†Adverum Biotechnologies, Inc.	579	2,623
†Akero Therapeutics, Inc.	393	18,660
†Aldeyra Therapeutics, Inc.	4,058	21,183
†Alector, Inc.	1,703	5,041
†Alkermes PLC	7,678	230,340
†Allogene Therapeutics, Inc.	7,123	8,833
†Alnylam Pharmaceuticals, Inc.	358	163,248
Amgen, Inc.	7,740	2,184,228
†Anika Therapeutics, Inc.	1,049	9,861
†Arcturus Therapeutics Holdings, Inc.	271	4,995
†Arcus Biosciences, Inc.	4,104	55,814
†Avidity Biosciences, Inc.	2,484	108,228
†Beam Therapeutics, Inc.	1,208	29,318
†Biogen, Inc.	2,985	418,139
†BioMarin Pharmaceutical, Inc.	3,152	170,712
†Caribou Biosciences, Inc.	3,735	8,703
†Catalyst Pharmaceuticals, Inc.	2,500	49,250
†Cullinan Therapeutics, Inc.	2,469	14,641
†Day One Biopharmaceuticals, Inc.	1,142	8,051
†Denali Therapeutics, Inc.	3,237	47,001
†Design Therapeutics, Inc.	1,353	10,188
†Dynavax Technologies Corp.	3,870	38,429
†Editas Medicine, Inc.	2,173	7,540
†Emergent BioSolutions, Inc.	3,148	27,765
†Enanta Pharmaceuticals, Inc.	1,564	18,721
†Exact Sciences Corp.	2,539	138,909
†Exelixis, Inc.	13,346	551,190
†Fate Therapeutics, Inc.	2,609	3,287
Gilead Sciences, Inc.	19,311	2,143,521
†GRAIL, Inc.	249	14,723
†Halozyme Therapeutics, Inc.	4,947	362,813
†ImmuCell Corp.	1,420	9,187
†Incyte Corp.	3,344	283,605
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Insmed, Inc.	675	$97,207
†Intellia Therapeutics, Inc.	1,899	32,796
†Kalaris Therapeutics, Inc.	135	780
†Keros Therapeutics, Inc.	477	7,546
†Kiniksa Pharmaceuticals International PLC	1,095	42,519
†Kodiak Sciences, Inc.	240	3,929
†Krystal Biotech, Inc.	803	141,754
†Kura Oncology, Inc.	1,765	15,620
†Kymera Therapeutics, Inc.	977	55,298
†Lineage Cell Therapeutics, Inc.	4,300	7,267
†Lisata Therapeutics, Inc.	100	262
†MacroGenics, Inc.	2,522	4,237
†MannKind Corp.	9,847	52,878
†MediciNova, Inc.	6,693	8,433
†MiMedx Group, Inc.	2,928	20,437
†Moderna, Inc.	4,054	104,715
†Monte Rosa Therapeutics, Inc.	1,541	11,419
†Myriad Genetics, Inc.	4,356	31,494
†Natera, Inc.	617	99,318
†Neurocrine Biosciences, Inc.	1,790	251,280
†Nurix Therapeutics, Inc.	1,279	11,818
†Olema Pharmaceuticals, Inc.	2,287	22,390
†Organogenesis Holdings, Inc.	1,728	7,292
†=PDL BioPharma, Inc.	12,718	5,342
†Prothena Corp. PLC	2,185	21,326
†Puma Biotechnology, Inc.	3,378	17,937
†RAPT Therapeutics, Inc.	137	3,533
Regeneron Pharmaceuticals, Inc.	912	512,790
†REGENXBIO, Inc.	2,597	25,061
†Relay Therapeutics, Inc.	5,091	26,575
†Replimune Group, Inc.	2,843	11,912
†Revolution Medicines, Inc.	4,021	187,781
†Rocket Pharmaceuticals, Inc.	1,401	4,567
†Roivant Sciences Ltd.	17,181	259,949
†Sarepta Therapeutics, Inc.	1,489	28,693
†Stoke Therapeutics, Inc.	1,500	35,250
†Summit Therapeutics, Inc.	1,672	34,543
†Sutro Biopharma, Inc.	1,578	1,370
†Twist Bioscience Corp.	505	14,211
†United Therapeutics Corp.	889	372,678
†Vanda Pharmaceuticals, Inc.	3,572	17,824
†Veracyte, Inc.	3,746	128,600
†Vericel Corp.	871	27,410
†Vertex Pharmaceuticals, Inc.	894	350,126
†Vir Biotechnology, Inc.	5,566	31,782
†Voyager Therapeutics, Inc.	1,748	8,163
†Whitehawk Therapeutics, Inc.	1,704	3,238
LVIP Dimensional U.S. Core Equity 2 Fund–5

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Xencor, Inc.	3,216	$37,724
†Zentalis Pharmaceuticals, Inc.	2,690	4,062
		14,259,758
Broadline Retail–2.24%
†1stdibs.com, Inc.	2,522	6,532
†Amazon.com, Inc.	81,714	17,941,943
†Coupang, Inc.	12,695	408,779
Dillard's, Inc. Class A	727	446,727
eBay, Inc.	14,853	1,350,880
†Etsy, Inc.	2,104	139,685
Kohl's Corp.	6,087	93,557
Macy's, Inc.	9,135	163,790
†Ollie's Bargain Outlet Holdings, Inc.	2,449	314,452
		20,866,345
Building Products–1.14%
A.O. Smith Corp.	5,617	412,344
AAON, Inc.	2,192	204,820
Advanced Drainage Systems, Inc.	3,936	545,923
Allegion PLC	3,804	674,639
†American Woodmark Corp.	1,121	74,838
Apogee Enterprises, Inc.	1,507	65,660
Armstrong World Industries, Inc.	2,570	503,746
AZZ, Inc.	1,791	195,452
†Builders FirstSource, Inc.	5,441	659,721
Carlisle Cos., Inc.	1,768	581,601
Carrier Global Corp.	10,035	599,090
CSW Industrials, Inc.	829	201,240
Fortune Brands Innovations, Inc.	4,184	223,384
†Gibraltar Industries, Inc.	1,232	77,370
Griffon Corp.	2,104	160,220
†Hayward Holdings, Inc.	9,286	140,404
Insteel Industries, Inc.	1,555	59,619
†Janus International Group, Inc.	851	8,399
†JELD-WEN Holding, Inc.	5,308	26,062
Johnson Controls International PLC	11,723	1,288,944
Lennox International, Inc.	964	510,303
Masco Corp.	4,092	288,036
†Masterbrand, Inc.	6,131	80,745
Owens Corning	3,284	464,555
Quanex Building Products Corp.	2,203	31,327
†Resideo Technologies, Inc.	9,867	426,057
Simpson Manufacturing Co., Inc.	1,976	330,901
Tecnoglass, Inc.	2,696	180,389
Trane Technologies PLC	1,769	746,447
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Trex Co., Inc.	5,817	$300,564
UFP Industries, Inc.	3,773	352,738
Zurn Elkay Water Solutions Corp.	5,645	265,484
		10,681,022
Capital Markets–3.69%
Acadian Asset Management, Inc.	1,870	90,059
Affiliated Managers Group, Inc.	1,993	475,191
Ameriprise Financial, Inc.	3,718	1,826,467
ARES Management Corp. Class A	716	114,481
Artisan Partners Asset Management, Inc. Class A	3,907	169,564
Associated Capital Group, Inc. Class A	251	8,416
†B Riley Financial, Inc.	150	896
Bank of New York Mellon Corp.	11,663	1,270,800
BGC Group, Inc. Class A	17,890	169,239
Blackrock, Inc.	1,111	1,295,282
Blackstone, Inc.	2,365	404,060
Carlyle Group, Inc.	8,434	528,812
Cboe Global Markets, Inc.	2,364	579,771
Charles Schwab Corp.	19,020	1,815,839
CME Group, Inc.	2,756	744,644
Cohen & Steers, Inc.	2,732	179,247
†Coinbase Global, Inc. Class A	1,908	643,931
Diamond Hill Investment Group, Inc.	308	43,123
DigitalBridge Group, Inc.	3,985	46,625
Dominari Holdings, Inc.	700	4,963
†Donnelley Financial Solutions, Inc.	1,054	54,207
Evercore, Inc. Class A	1,291	435,480
FactSet Research Systems, Inc.	1,352	387,334
Federated Hermes, Inc.	4,557	236,645
Franklin Resources, Inc.	11,369	262,965
GCM Grosvenor, Inc. Class A	3,238	39,083
Goldman Sachs Group, Inc.	3,780	3,010,203
Hamilton Lane, Inc. Class A	937	126,298
†Heritage Global, Inc.	5,434	9,020
Houlihan Lokey, Inc.	2,512	515,764
Interactive Brokers Group, Inc. Class A	1,976	135,969
Intercontinental Exchange, Inc.	4,666	786,128
Invesco Ltd.	17,695	405,923
Janus Henderson Group PLC	10,713	476,836
Jefferies Financial Group, Inc.	9,133	597,481
KKR & Co., Inc.	4,938	641,693
LVIP Dimensional U.S. Core Equity 2 Fund–6

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Lazard, Inc.	3,096	$163,407
LPL Financial Holdings, Inc.	2,880	958,147
MarketAxess Holdings, Inc.	898	156,477
Moelis & Co. Class A	946	67,469
Moody's Corp.	1,287	613,230
Morgan Stanley	17,527	2,786,092
Morningstar, Inc.	1,416	328,526
MSCI, Inc.	578	327,963
Nasdaq, Inc.	12,420	1,098,549
Northern Trust Corp.	5,451	733,705
†Open Lending Corp. Class A	5,162	10,892
Oppenheimer Holdings, Inc. Class A	765	56,541
Piper Sandler Cos.	1,038	360,176
PJT Partners, Inc. Class A	676	120,145
Raymond James Financial, Inc.	4,881	842,461
†Robinhood Markets, Inc. Class A	18,490	2,647,398
S&P Global, Inc.	2,362	1,149,609
SEI Investments Co.	5,830	494,675
Silvercrest Asset Management Group, Inc. Class A	997	15,703
State Street Corp.	6,746	782,603
Stifel Financial Corp.	4,815	546,358
†StoneX Group, Inc.	2,799	282,475
T. Rowe Price Group, Inc.	5,474	561,851
Tradeweb Markets, Inc. Class A	2,207	244,933
U.S. Global Investors, Inc. Class A	2,448	6,732
Victory Capital Holdings, Inc. Class A	2,310	149,596
Virtu Financial, Inc. Class A	5,162	183,251
Virtus Investment Partners, Inc.	420	79,813
Westwood Holdings Group, Inc.	439	7,239
WisdomTree, Inc.	6,861	95,368
		34,403,823
Chemicals–1.62%
AdvanSix, Inc.	2,562	49,652
Air Products & Chemicals, Inc.	2,662	725,981
Albemarle Corp.	2,615	212,024
†Alto Ingredients, Inc.	4,791	5,174
†American Vanguard Corp.	2,114	12,134
Ashland, Inc.	2,435	116,661
†Aspen Aerogels, Inc.	2,207	15,361
Avient Corp.	4,046	133,316
†Axalta Coating Systems Ltd.	13,168	376,868
Balchem Corp.	1,569	235,444
Cabot Corp.	2,359	179,402
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Celanese Corp.	2,955	$124,346
CF Industries Holdings, Inc.	8,984	805,865
Chemours Co.	1,030	16,315
Corteva, Inc.	12,005	811,898
Dow, Inc.	18,400	421,912
DuPont de Nemours, Inc.	9,282	723,068
Eastman Chemical Co.	4,406	277,798
Ecolab, Inc.	2,335	639,463
†Ecovyst, Inc.	6,127	53,672
Element Solutions, Inc.	15,224	383,188
FMC Corp.	2,470	83,066
Hawkins, Inc.	1,280	233,882
HB Fuller Co.	2,799	165,925
Huntsman Corp.	8,323	74,741
†Ingevity Corp.	1,015	56,018
Innospec, Inc.	986	76,080
International Flavors & Fragrances, Inc.	6,197	381,363
†Intrepid Potash, Inc.	1,283	39,234
Koppers Holdings, Inc.	1,060	29,680
Kronos Worldwide, Inc.	4,954	28,436
Linde PLC	6,412	3,045,700
†LSB Industries, Inc.	3,136	24,712
LyondellBasell Industries NV Class A	8,894	436,162
Mativ Holdings, Inc.	2,848	32,211
Minerals Technologies, Inc.	1,334	82,868
Mosaic Co.	11,514	399,305
NewMarket Corp.	588	486,987
Northern Technologies International Corp.	1,639	12,637
Olin Corp.	5,546	138,595
Orion SA	1,957	14,834
PPG Industries, Inc.	5,978	628,348
Quaker Chemical Corp.	243	32,015
†Rayonier Advanced Materials, Inc.	7,464	53,890
RPM International, Inc.	4,361	514,075
Scotts Miracle-Gro Co.	1,222	69,593
Sensient Technologies Corp.	2,141	200,933
Sherwin-Williams Co.	3,325	1,151,314
Stepan Co.	1,226	58,480
Tronox Holdings PLC	8,735	35,115
Westlake Corp.	2,453	189,028
		15,094,769
Commercial Services & Supplies–0.83%
ABM Industries, Inc.	4,023	185,541
ACCO Brands Corp.	7,956	31,744
Acme United Corp.	172	7,083
†ACV Auctions, Inc. Class A	1,930	19,126
Brady Corp. Class A	2,770	216,143
†BrightView Holdings, Inc.	3,756	50,330
Brink's Co.	2,029	237,109
LVIP Dimensional U.S. Core Equity 2 Fund–7

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Casella Waste Systems, Inc. Class A	2,417	$229,325
†CECO Environmental Corp.	1,187	60,774
†Cimpress PLC	912	57,493
Cintas Corp.	5,024	1,031,226
Civeo Corp.	630	14,490
†Clean Harbors, Inc.	3,360	780,259
†Copart, Inc.	7,575	340,648
Deluxe Corp.	3,259	63,094
Ennis, Inc.	1,765	32,264
†Enviri Corp.	5,387	68,361
†=GCI Liberty, Inc.	5,698	0
†Healthcare Services Group, Inc.	4,016	67,589
HNI Corp.	2,783	130,384
Interface, Inc.	3,770	109,104
†Liquidity Services, Inc.	1,758	48,222
MillerKnoll, Inc.	3,111	55,189
†Montrose Environmental Group, Inc.	388	10,655
MSA Safety, Inc.	1,382	237,801
NL Industries, Inc.	2,090	12,854
†OPENLANE, Inc.	6,489	186,753
†Perma-Fix Environmental Services, Inc.	1,952	19,715
Quad/Graphics, Inc.	4,623	28,940
†Quest Resource Holding Corp.	2,058	3,211
Republic Services, Inc.	3,040	697,619
Rollins, Inc.	8,554	502,462
Steelcase, Inc. Class A	5,268	90,610
Tetra Tech, Inc.	9,705	323,953
UniFirst Corp.	1,034	172,874
Veralto Corp.	1,877	200,107
Vestis Corp.	4,936	22,360
Virco Mfg. Corp.	2,397	18,577
Waste Management, Inc.	6,129	1,353,467
		7,717,456
Communications Equipment–0.76%
†Applied Optoelectronics, Inc.	1,210	31,375
†Arista Networks, Inc.	3,560	518,728
†Aviat Networks, Inc.	797	18,275
†BK Technologies Corp.	264	22,303
†Calix, Inc.	1,776	108,993
†Ciena Corp.	4,037	588,070
Cisco Systems, Inc.	47,942	3,280,192
†Clearfield, Inc.	826	28,398
†Comtech Telecommunications Corp.	2,049	5,286
†Digi International, Inc.	1,498	54,617
†F5, Inc.	2,057	664,802
†Franklin Wireless Corp.	1,415	6,169
†Harmonic, Inc.	6,256	63,686
†KVH Industries, Inc.	2,253	12,617
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Lumentum Holdings, Inc.	2,561	$416,700
Motorola Solutions, Inc.	1,946	889,886
†NETGEAR, Inc.	2,066	66,918
†NetScout Systems, Inc.	4,399	113,626
Network-1 Technologies, Inc.	11	16
†Ribbon Communications, Inc.	9,487	36,051
†Viavi Solutions, Inc.	13,191	167,394
		7,094,102
Construction & Engineering–1.05%
AECOM	4,436	578,765
†Ameresco, Inc. Class A	1,816	60,981
†API Group Corp.	7,824	268,911
Arcosa, Inc.	2,983	279,537
Argan, Inc.	567	153,118
†Bowman Consulting Group Ltd.	429	18,172
†Cadeler AS ADR	454	9,375
Comfort Systems USA, Inc.	1,391	1,147,825
Concrete Pumping Holdings, Inc.	5,143	36,258
†Construction Partners, Inc. Class A	1,905	241,935
†Dycom Industries, Inc.	1,828	533,337
EMCOR Group, Inc.	1,668	1,083,433
†Everus Construction Group, Inc.	3,233	277,230
†Fluor Corp.	7,505	315,735
Granite Construction, Inc.	2,572	282,020
†Great Lakes Dredge & Dock Corp.	4,650	55,754
†IES Holdings, Inc.	1,179	468,829
†Limbach Holdings, Inc.	231	22,435
†MasTec, Inc.	3,585	762,924
†Matrix Service Co.	2,351	30,751
†MYR Group, Inc.	457	95,070
†NWPX Infrastructure, Inc.	539	28,529
†Orion Group Holdings, Inc.	1,150	9,568
Primoris Services Corp.	3,148	432,315
Quanta Services, Inc.	2,369	981,761
†Sterling Infrastructure, Inc.	2,101	713,668
†Tutor Perini Corp.	4,056	266,033
Valmont Industries, Inc.	1,274	493,968
WillScot Holdings Corp.	6,934	146,377
		9,794,614
Construction Materials–0.39%
CRH PLC	8,581	1,028,862
Eagle Materials, Inc.	1,927	449,068
†Knife River Corp.	3,233	248,521
Martin Marietta Materials, Inc.	1,265	797,304
†Smith-Midland Corp.	532	19,631
LVIP Dimensional U.S. Core Equity 2 Fund–8

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials (continued)
U.S. Lime & Minerals, Inc.	1,385	$182,197
Vulcan Materials Co.	2,909	894,866
		3,620,449
Consumer Finance–0.89%
Ally Financial, Inc.	14,400	564,480
American Express Co.	6,990	2,321,798
†Atlanticus Holdings Corp.	351	20,562
Bread Financial Holdings, Inc.	3,301	184,097
Capital One Financial Corp.	5,973	1,269,740
†Credit Acceptance Corp.	393	183,504
†Encore Capital Group, Inc.	1,918	80,057
†Enova International, Inc.	1,922	221,203
†EZCORP, Inc. Class A	4,961	94,457
FirstCash Holdings, Inc.	2,903	459,893
†Green Dot Corp. Class A	3,291	44,198
†LendingClub Corp.	7,603	115,490
†LendingTree, Inc.	222	14,370
Navient Corp.	9,023	118,653
Nelnet, Inc. Class A	1,924	241,231
†NerdWallet, Inc. Class A	1,355	14,580
OneMain Holdings, Inc.	8,064	455,294
†PRA Group, Inc.	2,475	38,214
PROG Holdings, Inc.	1,978	64,008
Regional Management Corp.	567	22,090
SLM Corp.	13,378	370,303
†SoFi Technologies, Inc.	15,747	416,036
Synchrony Financial	12,222	868,373
†World Acceptance Corp.	508	85,923
		8,268,554
Consumer Staples Distribution & Retail–1.79%
Albertsons Cos., Inc. Class A	18,349	321,291
Andersons, Inc.	1,469	58,481
†BJ's Wholesale Club Holdings, Inc.	6,678	622,723
Casey's General Stores, Inc.	1,662	939,562
†Chefs' Warehouse, Inc.	2,397	139,817
Costco Wholesale Corp.	2,630	2,434,407
Dollar General Corp.	6,856	708,568
†Dollar Tree, Inc.	6,375	601,609
†Grocery Outlet Holding Corp.	3,739	60,011
†HF Foods Group, Inc.	2,646	7,303
Ingles Markets, Inc. Class A	547	38,049
Kroger Co.	25,881	1,744,638
†Maplebear, Inc.	2,978	109,471
Natural Grocers by Vitamin Cottage, Inc.	1,933	77,320
†Performance Food Group Co.	6,896	717,460
PriceSmart, Inc.	1,820	220,566
†Sprouts Farmers Market, Inc.	5,886	640,397
Sysco Corp.	10,911	898,412
Target Corp.	12,199	1,094,250
†U.S. Foods Holding Corp.	10,600	812,172
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†United Natural Foods, Inc.	3,773	$141,940
Village Super Market, Inc. Class A	880	32,877
Walmart, Inc.	40,335	4,156,925
Weis Markets, Inc.	1,433	102,990
		16,681,239
Containers & Packaging–0.64%
Amcor PLC	96,968	793,198
AptarGroup, Inc.	3,230	431,722
Ardagh Metal Packaging SA	4,030	16,080
Avery Dennison Corp.	3,229	523,647
Ball Corp.	9,481	478,032
Crown Holdings, Inc.	6,510	628,801
Graphic Packaging Holding Co.	16,115	315,371
Greif, Inc. Class A	1,934	116,887
International Paper Co.	9,958	462,051
Myers Industries, Inc.	3,079	52,158
†O-I Glass, Inc.	8,101	105,070
Packaging Corp. of America	3,479	758,178
†Ranpak Holdings Corp.	874	4,912
Sealed Air Corp.	5,125	181,169
Silgan Holdings, Inc.	6,392	274,920
Smurfit WestRock PLC	9,587	408,119
Sonoco Products Co.	6,343	273,320
TriMas Corp.	3,116	120,402
		5,944,037
Distributors–0.15%
A-Mark Precious Metals, Inc.	1,222	31,613
Genuine Parts Co.	5,038	698,267
LKQ Corp.	7,912	241,632
Pool Corp.	1,296	401,851
Weyco Group, Inc.	507	15,256
		1,388,619
Diversified Consumer Services–0.46%
ADT, Inc.	20,450	178,120
†Adtalem Global Education, Inc.	2,932	452,848
†American Public Education, Inc.	1,456	57,468
†Bright Horizons Family Solutions, Inc.	2,461	267,191
Carriage Services, Inc.	1,652	73,580
†Chegg, Inc.	7,787	11,758
†Coursera, Inc.	6,556	76,771
†Driven Brands Holdings, Inc.	5,238	84,384
†Duolingo, Inc.	145	46,667
†Frontdoor, Inc.	3,903	262,633
Graham Holdings Co. Class B	230	270,781
†Grand Canyon Education, Inc.	1,648	361,769
H&R Block, Inc.	4,416	223,317
LVIP Dimensional U.S. Core Equity 2 Fund–9

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Laureate Education, Inc.	6,158	$194,223
†Lincoln Educational Services Corp.	1,828	42,958
Matthews International Corp. Class A	1,679	40,766
OneSpaWorld Holdings Ltd.	3,672	77,626
Perdoceo Education Corp.	4,748	178,810
Service Corp. International	8,873	738,411
Strategic Education, Inc.	1,016	87,386
†Stride, Inc.	2,788	415,245
†Udemy, Inc.	4,933	34,580
†Universal Technical Institute, Inc.	3,313	107,838
		4,285,130
Diversified Telecommunication Services–0.81%
†Anterix, Inc.	1,166	25,034
AT&T, Inc.	117,989	3,332,009
ATN International, Inc.	1,118	16,737
†Bandwidth, Inc. Class A	2,154	35,907
†Frontier Communications Parent, Inc.	11,913	444,951
†GCI Liberty, Inc. Class A	513	19,159
†Globalstar, Inc.	678	24,672
IDT Corp. Class B	1,774	92,798
Iridium Communications, Inc.	4,748	82,900
†Liberty Global Ltd. Class A	3,371	38,938
†Liberty Latin America Ltd. Class A	15,472	130,191
†Lumen Technologies, Inc.	11,721	71,733
Shenandoah Telecommunications Co.	3,690	49,520
†Sunrise Communications AG Class A ADR	674	39,618
Verizon Communications, Inc.	71,076	3,123,790
		7,527,957
Electric Utilities–0.94%
ALLETE, Inc.	2,439	161,950
Alliant Energy Corp.	4,703	317,029
American Electric Power Co., Inc.	3,298	371,025
Constellation Energy Corp.	1,647	541,978
Duke Energy Corp.	3,609	446,614
Edison International	4,239	234,332
Entergy Corp.	6,436	599,771
Evergy, Inc.	4,491	341,406
Eversource Energy	3,599	256,033
Exelon Corp.	6,430	289,414
FirstEnergy Corp.	8,375	383,742
Genie Energy Ltd. Class B	1,295	19,360
†Hawaiian Electric Industries, Inc.	4,111	45,385
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
IDACORP, Inc.	1,690	$223,334
MGE Energy, Inc.	1,549	130,395
NextEra Energy, Inc.	9,866	744,784
NRG Energy, Inc.	6,398	1,036,156
OGE Energy Corp.	5,679	262,767
Otter Tail Corp.	1,231	100,905
PG&E Corp.	19,013	286,716
Pinnacle West Capital Corp.	2,967	266,021
Portland General Electric Co.	3,574	157,256
PPL Corp.	10,380	385,721
Southern Co.	5,213	494,036
TXNM Energy, Inc.	2,892	163,543
Xcel Energy, Inc.	6,584	531,000
		8,790,673
Electrical Equipment–1.00%
Acuity, Inc.	1,507	518,996
Allient, Inc.	1,137	50,881
†American Superconductor Corp.	1,700	100,963
AMETEK, Inc.	5,074	953,912
Atkore, Inc.	1,322	82,942
†Bloom Energy Corp. Class A	3,305	279,504
Eaton Corp. PLC	2,478	927,391
Emerson Electric Co.	5,414	710,209
EnerSys	2,250	254,160
†Fluence Energy, Inc.	1,964	21,211
†FuelCell Energy, Inc.	107	835
GE Vernova, Inc.	1,334	820,277
†Generac Holdings, Inc.	1,111	185,981
Hubbell, Inc.	1,700	731,527
LSI Industries, Inc.	457	10,790
†NEXTracker, Inc. Class A	1,018	75,322
nVent Electric PLC	6,172	608,806
Pioneer Power Solutions, Inc.	3,909	16,887
†Plug Power, Inc.	10,899	25,395
Powell Industries, Inc.	783	238,666
Preformed Line Products Co.	449	88,071
Regal Rexnord Corp.	3,222	462,164
Rockwell Automation, Inc.	1,968	687,875
Sensata Technologies Holding PLC	1,784	54,501
†Shoals Technologies Group, Inc. Class A	3,328	24,660
†Sunrun, Inc.	9,039	156,284
†Thermon Group Holdings, Inc.	1,686	45,050
†Ultralife Corp.	2,766	18,864
Vertiv Holdings Co. Class A	7,721	1,164,790
†Vicor Corp.	594	29,534
		9,346,448
LVIP Dimensional U.S. Core Equity 2 Fund–10

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–1.71%
Advanced Energy Industries, Inc.	2,017	$343,172
†Airgain, Inc.	1,525	6,618
Amphenol Corp. Class A	7,752	959,310
†Arrow Electronics, Inc.	3,492	422,532
Avnet, Inc.	6,028	315,144
Badger Meter, Inc.	1,025	183,044
Bel Fuse, Inc. Class B	886	124,944
Belden, Inc.	2,249	270,487
Benchmark Electronics, Inc.	2,494	96,144
CDW Corp.	3,065	488,193
Climb Global Solutions, Inc.	332	44,767
†Coda Octopus Group, Inc.	2,420	19,420
Cognex Corp.	4,550	206,115
†Coherent Corp.	3,251	350,198
Corning, Inc.	18,656	1,530,352
Crane NXT Co.	2,835	190,143
CTS Corp.	2,254	90,025
†Daktronics, Inc.	2,615	54,706
†Data I/O Corp.	7,146	23,868
ePlus, Inc.	1,924	136,623
†Fabrinet	1,606	585,580
†Flex Ltd.	16,245	941,723
†Frequency Electronics, Inc.	783	26,552
†Identiv, Inc.	1,421	4,902
†Insight Enterprises, Inc.	1,299	147,320
†IPG Photonics Corp.	1,909	151,174
†Itron, Inc.	2,486	309,656
Jabil, Inc.	5,337	1,159,036
†Key Tronic Corp.	304	1,085
†Keysight Technologies, Inc.	3,681	643,880
†Kimball Electronics, Inc.	2,160	64,498
†Knowles Corp.	6,423	149,720
Littelfuse, Inc.	999	258,751
Methode Electronics, Inc.	2,176	16,429
†Mirion Technologies, Inc.	2,916	67,826
Napco Security Technologies, Inc.	1,100	47,245
†nLight, Inc.	1,778	52,682
†Novanta, Inc.	1,226	122,784
†OSI Systems, Inc.	1,009	251,483
PC Connection, Inc.	2,018	125,096
†Plexus Corp.	1,738	251,471
†Powerfleet, Inc. NJ	2,100	11,004
Ralliant Corp.	2,468	107,926
Richardson Electronics Ltd.	916	8,968
†Rogers Corp.	803	64,609
†Sanmina Corp.	3,814	439,030
†ScanSource, Inc.	1,716	75,487
†SmartRent, Inc.	6,461	9,110
Taitron Components, Inc. Class A	4,409	10,934
TD SYNNEX Corp.	3,619	592,611
TE Connectivity PLC	5,077	1,114,554
†Teledyne Technologies, Inc.	1,093	640,542
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Trimble, Inc.	5,938	$484,838
†TTM Technologies, Inc.	6,628	381,773
Vishay Intertechnology, Inc.	5,367	82,115
†Vishay Precision Group, Inc.	600	19,230
Vontier Corp.	8,718	365,894
†Zebra Technologies Corp. Class A	1,112	330,442
		15,973,765
Energy Equipment & Services–0.65%
Archrock, Inc.	9,631	253,392
Baker Hughes Co.	23,663	1,152,861
†Bristow Group, Inc.	1,323	47,734
Cactus, Inc. Class A	1,819	71,796
Core Laboratories, Inc.	2,200	27,192
†DMC Global, Inc.	551	4,656
†Expro Group Holdings NV	5,471	64,995
†Forum Energy Technologies, Inc.	380	10,150
†Geospace Technologies Corp.	1,182	22,411
†Gulf Island Fabrication, Inc.	6,318	44,352
Halliburton Co.	29,028	714,089
†Helix Energy Solutions Group, Inc.	9,426	61,834
Helmerich & Payne, Inc.	1,423	31,434
†Innovex International, Inc.	2,477	45,924
Liberty Energy, Inc.	8,157	100,657
†Mammoth Energy Services, Inc.	2,622	6,004
†Nabors Industries Ltd.	576	23,541
Natural Gas Services Group, Inc.	679	19,005
Noble Corp. PLC	2,562	72,453
NOV, Inc.	15,674	207,680
†Oceaneering International, Inc.	3,688	91,389
†Oil States International, Inc.	5,610	33,997
†ProPetro Holding Corp.	3,633	19,037
Ranger Energy Services, Inc. Class A	1,723	24,191
RPC, Inc.	11,712	55,749
Schlumberger NV	38,585	1,326,166
†SEACOR Marine Holdings, Inc.	1,843	11,961
†Seadrill Ltd.	1,698	51,297
Select Water Solutions, Inc.	9,056	96,809
Solaris Energy Infrastructure, Inc. Class A	2,100	83,937
TechnipFMC PLC	17,349	684,418
†TETRA Technologies, Inc.	6,409	36,852
†Tidewater, Inc.	2,167	115,566
†Transocean Ltd.	37,899	118,245
LVIP Dimensional U.S. Core Equity 2 Fund–11

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Valaris Ltd.	2,932	$142,994
Weatherford International PLC	2,918	199,679
		6,074,447
Entertainment–1.23%
†Atlanta Braves Holdings, Inc. Class A	1,864	78,149
Cinemark Holdings, Inc.	7,781	218,024
†Cineverse Corp.	3,502	11,767
Electronic Arts, Inc.	3,894	785,420
†Eventbrite, Inc. Class A	2,663	6,711
†IMAX Corp.	3,593	117,671
†Liberty Media Corp.-Liberty Formula One Class A	4,767	493,141
†Liberty Media Corp.-Liberty Live Class A	2,366	227,538
†Lionsgate Studios Corp.	9,976	68,834
†Live Nation Entertainment, Inc.	2,936	479,742
†Madison Square Garden Entertainment Corp.	1,336	60,441
†Madison Square Garden Sports Corp.	597	135,519
Marcus Corp.	2,001	31,035
†Netflix, Inc.	3,450	4,136,274
†ROBLOX Corp. Class A	1,603	222,048
†Roku, Inc.	1,165	116,651
†Sphere Entertainment Co.	1,336	82,992
†Spotify Technology SA	400	279,200
†Starz Entertainment Corp.	664	9,781
†Take-Two Interactive Software, Inc.	1,275	329,409
TKO Group Holdings, Inc.	1,103	222,762
Walt Disney Co.	18,754	2,147,333
†Warner Bros Discovery, Inc.	57,350	1,120,045
Warner Music Group Corp. Class A	1,625	55,347
		11,435,834
Financial Services–3.59%
†Acacia Research Corp.	1,090	3,543
†Affirm Holdings, Inc.	5,126	374,608
Apollo Global Management, Inc.	2,440	325,179
†AvidXchange Holdings, Inc.	2,673	26,596
†Berkshire Hathaway, Inc. Class B	15,703	7,894,526
†Block, Inc.	5,736	414,541
†Cantaloupe, Inc.	5,370	56,761
Cass Information Systems, Inc.	1,074	42,240
Corebridge Financial, Inc.	21,069	675,261
†Corpay, Inc.	2,986	860,147
Enact Holdings, Inc.	754	28,908
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Equitable Holdings, Inc.	9,541	$484,492
Essent Group Ltd.	7,232	459,666
†Euronet Worldwide, Inc.	2,790	244,990
EVERTEC, Inc.	938	31,686
Federal Agricultural Mortgage Corp. Class A	799	131,885
Fidelity National Information Services, Inc.	11,652	768,333
†Fiserv, Inc.	6,733	868,086
†Flywire Corp.	2,278	30,844
Global Payments, Inc.	5,357	445,060
†International Money Express, Inc.	2,069	28,904
Jack Henry & Associates, Inc.	2,482	369,644
Jackson Financial, Inc. Class A	3,823	387,002
†Marqeta, Inc. Class A	14,833	78,318
Mastercard, Inc. Class A	10,843	6,167,607
Merchants Bancorp	2,230	70,914
MGIC Investment Corp.	13,300	377,321
Mr. Cooper Group, Inc.	5,193	1,094,633
†NCR Atleos Corp.	4,987	196,039
†NMI Holdings, Inc. Class A	4,487	172,032
†Onity Group, Inc.	526	21,019
†Paymentus Holdings, Inc. Class A	1,355	41,463
†Payoneer Global, Inc.	3,845	23,262
†PayPal Holdings, Inc.	14,868	997,048
†Paysafe Ltd.	2,000	25,840
PennyMac Financial Services, Inc.	2,498	309,452
Radian Group, Inc.	2,793	101,163
†Remitly Global, Inc.	3,561	58,044
†Repay Holdings Corp.	2,875	15,036
Rocket Cos., Inc. Class A	374	7,248
†Security National Financial Corp. Class A	1,496	12,970
†Shift4 Payments, Inc. Class A	1,881	145,589
†Toast, Inc. Class A	3,715	135,635
†Velocity Financial, Inc.	941	17,070
Visa, Inc. Class A	21,946	7,491,926
Voya Financial, Inc.	5,476	409,605
Walker & Dunlop, Inc.	1,641	137,220
Waterstone Financial, Inc.	2,626	40,966
Western Union Co.	10,191	81,426
†WEX, Inc.	1,697	267,328
		33,449,076
Food Products–0.92%
Alico, Inc.	310	10,745
Archer-Daniels-Midland Co.	9,498	567,411
B&G Foods, Inc.	4,796	21,246
Bunge Global SA	4,864	395,200
Calavo Growers, Inc.	781	20,103
LVIP Dimensional U.S. Core Equity 2 Fund–12

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Cal-Maine Foods, Inc.	2,504	$235,626
Campbell's Co.	9,574	302,347
Conagra Brands, Inc.	13,369	244,786
†Darling Ingredients, Inc.	4,241	130,920
Dole PLC	3,550	47,712
†Farmer Bros Co.	1,079	1,845
Flowers Foods, Inc.	9,122	119,042
Fresh Del Monte Produce, Inc.	3,707	128,707
†Freshpet, Inc.	1,424	78,477
General Mills, Inc.	11,622	585,981
†Hain Celestial Group, Inc.	1,056	1,668
Hershey Co.	4,012	750,445
Hormel Foods Corp.	10,944	270,755
Ingredion, Inc.	3,563	435,078
J&J Snack Foods Corp.	935	89,844
J.M. Smucker Co.	3,225	350,235
John B Sanfilippo & Son, Inc.	320	20,570
Kraft Heinz Co.	12,985	338,129
Lamb Weston Holdings, Inc.	4,444	258,108
†Lifeway Foods, Inc.	699	19,404
Limoneira Co.	992	14,731
†Mama's Creations, Inc.	2,663	27,988
Marzetti Co.	1,158	200,091
McCormick & Co., Inc.	6,304	421,712
†Mission Produce, Inc.	2,513	30,206
Mondelez International, Inc. Class A	14,242	889,698
Pilgrim's Pride Corp.	6,543	266,431
†Post Holdings, Inc.	3,653	392,624
Seaboard Corp.	37	134,939
†Seneca Foods Corp. Class A	364	39,290
†Simply Good Foods Co.	4,668	115,860
Tootsie Roll Industries, Inc.	1,794	75,204
†TreeHouse Foods, Inc.	2,070	41,835
Tyson Foods, Inc. Class A	7,116	386,399
Utz Brands, Inc.	1,872	22,745
†Vital Farms, Inc.	1,481	60,943
		8,545,080
Gas Utilities–0.21%
Atmos Energy Corp.	2,169	370,357
Chesapeake Utilities Corp.	908	122,298
MDU Resources Group, Inc.	12,934	230,355
National Fuel Gas Co.	3,166	292,443
New Jersey Resources Corp.	6,806	327,709
Northwest Natural Holding Co.	1,338	60,116
ONE Gas, Inc.	2,252	182,277
RGC Resources, Inc.	1,002	22,485
Southwest Gas Holdings, Inc.	1,839	144,067
Spire, Inc.	2,361	192,469
UGI Corp.	1,884	62,662
		2,007,238
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.03%
ArcBest Corp.	925	$64,630
Covenant Logistics Group, Inc.	1,918	41,544
CSX Corp.	40,368	1,433,468
Heartland Express, Inc.	3,986	33,403
†Hertz Global Holdings, Inc.	13,464	91,555
JB Hunt Transport Services, Inc.	3,912	524,873
Knight-Swift Transportation Holdings, Inc.	7,530	297,510
Landstar System, Inc.	1,576	193,154
†Lyft, Inc. Class A	3,247	71,466
Marten Transport Ltd.	4,686	49,953
Norfolk Southern Corp.	3,753	1,127,439
Old Dominion Freight Line, Inc.	4,613	649,418
†PAMT Corp.	2,728	31,099
†RXO, Inc.	4,881	75,070
Ryder System, Inc.	2,820	531,965
†Saia, Inc.	580	173,629
Schneider National, Inc. Class B	5,218	110,413
†Uber Technologies, Inc.	6,139	601,438
†U-Haul Holding Co.	7,427	383,791
Union Pacific Corp.	9,984	2,359,918
Universal Logistics Holdings, Inc.	2,167	50,794
Werner Enterprises, Inc.	3,088	81,276
†XPO, Inc.	4,881	630,967
		9,608,773
Health Care Equipment & Supplies–1.55%
Abbott Laboratories	15,769	2,112,100
†Accuray, Inc.	4,267	7,126
†Align Technology, Inc.	1,231	154,146
†AngioDynamics, Inc.	3,064	34,225
†Apyx Medical Corp.	3,118	6,673
†Artivion, Inc.	2,557	108,263
†AtriCure, Inc.	1,808	63,732
†Avanos Medical, Inc.	2,882	33,316
†Axogen, Inc.	1,694	30,221
Baxter International, Inc.	12,243	278,773
Becton Dickinson & Co.	5,208	974,781
†Bioventus, Inc. Class A	5,653	37,819
†Boston Scientific Corp.	9,725	949,452
CONMED Corp.	1,545	72,661
†Cooper Cos., Inc.	4,032	276,434
Dentsply Sirona, Inc.	5,874	74,541
†Dexcom, Inc.	1,914	128,793
†Edwards Lifesciences Corp.	6,023	468,409
†Electromed, Inc.	1,109	27,226
Embecta Corp.	547	7,718
†Enovis Corp.	2,217	67,264
†Envista Holdings Corp.	7,903	160,984
†FONAR Corp.	558	8,403
LVIP Dimensional U.S. Core Equity 2 Fund–13

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	9,283	$697,153
†Globus Medical, Inc. Class A	1,519	86,993
†Haemonetics Corp.	1,802	87,829
†Hologic, Inc.	4,995	337,113
†ICU Medical, Inc.	685	82,173
†IDEXX Laboratories, Inc.	1,392	889,335
†Inogen, Inc.	962	7,860
†Inspire Medical Systems, Inc.	204	15,137
†Insulet Corp.	1,078	332,811
†Integer Holdings Corp.	2,023	209,037
†Integra LifeSciences Holdings Corp.	3,804	54,511
†Intuitive Surgical, Inc.	1,027	459,305
iRadimed Corp.	396	28,179
†Kewaunee Scientific Corp.	820	34,973
†Lantheus Holdings, Inc.	3,065	157,204
LeMaitre Vascular, Inc.	1,009	88,298
†LENSAR, Inc.	965	11,918
†LivaNova PLC	3,030	158,711
†Masimo Corp.	871	128,516
Medtronic PLC	10,996	1,047,259
†Merit Medical Systems, Inc.	3,063	254,933
†Neogen Corp.	1,243	7,098
†=OmniAb, Inc	344	0
†=OmniAb, Inc.	344	0
†Omnicell, Inc.	1,495	45,523
†OraSure Technologies, Inc.	3,929	12,612
†Orchestra BioMed Holdings, Inc.	5,064	12,559
†Orthofix Medical, Inc.	1,905	27,889
†OrthoPediatrics Corp.	500	9,265
†Penumbra, Inc.	250	63,330
†QuidelOrtho Corp.	361	10,631
ResMed, Inc.	2,330	637,791
†SI-BONE, Inc.	200	2,944
†Sight Sciences, Inc.	2,357	8,108
†Solventum Corp.	678	49,494
†STAAR Surgical Co.	327	8,786
STERIS PLC	2,542	628,992
Stryker Corp.	2,241	828,430
†Surmodics, Inc.	576	17,217
†Tactile Systems Technology, Inc.	2,636	36,482
Teleflex, Inc.	1,357	166,043
†TransMedics Group, Inc.	310	34,782
†UFP Technologies, Inc.	419	83,632
Utah Medical Products, Inc.	304	19,143
†Varex Imaging Corp.	2,809	34,832
Zimmer Biomet Holdings, Inc.	4,704	463,344
†Zimvie, Inc.	470	8,902
		14,470,137
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.90%
†Acadia Healthcare Co., Inc.	3,719	$92,082
†AdaptHealth Corp.	3,161	28,291
†Addus HomeCare Corp.	1,037	122,356
†agilon health, Inc.	5,592	5,760
†AMN Healthcare Services, Inc.	1,557	30,143
†Astrana Health, Inc.	3,028	85,844
†BrightSpring Health Services, Inc.	1,005	29,708
†Brookdale Senior Living, Inc.	14,577	123,467
Cardinal Health, Inc.	3,383	530,996
†Castle Biosciences, Inc.	800	18,216
Cencora, Inc.	3,490	1,090,730
†Centene Corp.	11,157	398,082
Chemed Corp.	585	261,928
Cigna Group	4,169	1,201,714
†Community Health Systems, Inc.	5,888	18,900
Concentra Group Holdings Parent, Inc.	4,726	98,915
†CorVel Corp.	2,709	209,731
†Cross Country Healthcare, Inc.	2,183	30,999
CVS Health Corp.	13,142	990,775
†DaVita, Inc.	1,942	258,034
Elevance Health, Inc.	3,126	1,010,073
Encompass Health Corp.	6,292	799,210
†Enhabit, Inc.	3,856	30,887
Ensign Group, Inc.	3,180	549,409
†Fulgent Genetics, Inc.	885	20,001
HCA Healthcare, Inc.	823	350,763
†HealthEquity, Inc.	3,352	317,669
†Henry Schein, Inc.	4,163	276,298
Humana, Inc.	1,871	486,778
†InfuSystem Holdings, Inc.	1,714	17,757
†Joint Corp.	300	2,862
Labcorp Holdings, Inc.	2,170	622,920
†LifeStance Health Group, Inc.	7,787	42,828
McKesson Corp.	610	471,249
†Molina Healthcare, Inc.	1,694	324,164
National HealthCare Corp.	1,163	141,316
National Research Corp.	1,656	21,164
†NeoGenomics, Inc.	5,840	45,085
†OPKO Health, Inc.	13,338	20,674
†Option Care Health, Inc.	5,646	156,733
†Owens & Minor, Inc.	4,089	19,627
†Pediatrix Medical Group, Inc.	5,330	89,277
†Pennant Group, Inc.	1,314	33,139
†Performant Healthcare, Inc.	4,544	35,125
Premier, Inc. Class A	5,444	151,343
†Privia Health Group, Inc.	1,012	25,199
†Progyny, Inc.	600	12,912
Quest Diagnostics, Inc.	2,834	540,104
LVIP Dimensional U.S. Core Equity 2 Fund–14

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†RadNet, Inc.	3,063	$233,431
Select Medical Holdings Corp.	5,857	75,204
†Surgery Partners, Inc.	4,969	107,529
†Tenet Healthcare Corp.	5,353	1,086,873
U.S. Physical Therapy, Inc.	363	30,837
UnitedHealth Group, Inc.	9,749	3,366,330
Universal Health Services, Inc. Class B	2,723	556,690
		17,698,131
Health Care Technology–0.10%
†American Well Corp. Class A	263	1,617
†Certara, Inc.	6,060	74,053
†Definitive Healthcare Corp.	3,780	15,347
†Doximity, Inc. Class A	1,110	81,197
†Evolent Health, Inc. Class A	6,148	52,012
†GoodRx Holdings, Inc. Class A	4,994	21,125
†Health Catalyst, Inc.	2,400	6,840
HealthStream, Inc.	2,713	76,615
†OptimizeRx Corp.	1,975	40,488
†Schrodinger, Inc.	1,902	38,154
†Simulations Plus, Inc.	804	12,116
†Teladoc Health, Inc.	6,301	48,707
†TruBridge, Inc.	313	6,313
†Veeva Systems, Inc. Class A	1,418	422,436
		897,020
Hotels, Restaurants & Leisure–1.79%
†Airbnb, Inc. Class A	2,098	254,739
Aramark	9,872	379,085
†Biglari Holdings, Inc. Class A	136	50,123
†BJ's Restaurants, Inc.	1,840	56,175
Bloomin' Brands, Inc.	3,646	26,142
Booking Holdings, Inc.	166	896,279
Boyd Gaming Corp.	2,528	218,546
Brightstar Lottery PLC	3,976	68,586
†Brinker International, Inc.	1,880	238,158
†Caesars Entertainment, Inc.	5,797	156,664
†Carnival Corp.	30,387	878,488
†Cava Group, Inc.	1,216	73,459
Cheesecake Factory, Inc.	3,354	183,263
†Chipotle Mexican Grill, Inc.	15,150	593,728
Choice Hotels International, Inc.	2,146	229,429
Churchill Downs, Inc.	2,699	261,830
Cracker Barrel Old Country Store, Inc.	903	39,786
Darden Restaurants, Inc.	2,981	567,463
†Dave & Buster's Entertainment, Inc.	1,895	34,413
†Denny's Corp.	3,911	20,455
Dine Brands Global, Inc.	552	13,645
Domino's Pizza, Inc.	622	268,524
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†DoorDash, Inc. Class A	896	$243,703
†DraftKings, Inc. Class A	3,203	119,792
†Dutch Bros, Inc. Class A	1,973	103,267
†El Pollo Loco Holdings, Inc.	3,403	33,009
Expedia Group, Inc.	3,045	650,869
†First Watch Restaurant Group, Inc.	3,027	47,342
†Flutter Entertainment PLC	2,057	522,478
†Global Business Travel Group I	5,626	45,458
Golden Entertainment, Inc.	647	15,256
†Hilton Grand Vacations, Inc.	4,987	208,506
Hilton Worldwide Holdings, Inc.	1,452	376,707
Hyatt Hotels Corp. Class A	1,426	202,392
Krispy Kreme, Inc.	6,170	23,878
†Kura Sushi USA, Inc. Class A	610	36,240
Las Vegas Sands Corp.	11,369	611,539
†Life Time Group Holdings, Inc.	5,193	143,327
†Light & Wonder, Inc.	3,487	292,699
†Lindblad Expeditions Holdings, Inc.	3,554	45,491
Marriott International, Inc. Class A	1,217	316,955
Marriott Vacations Worldwide Corp.	1,552	103,301
McDonald's Corp.	3,383	1,028,060
†MGM Resorts International	7,173	248,616
Nathan's Famous, Inc.	298	33,001
†Norwegian Cruise Line Holdings Ltd.	11,656	287,087
Papa John's International, Inc.	828	39,868
†Penn Entertainment, Inc.	3,322	63,982
†Planet Fitness, Inc. Class A	2,230	231,474
†Portillo's, Inc. Class A	1,400	9,030
†Potbelly Corp.	1,460	24,878
†Pursuit Attractions & Hospitality, Inc.	1,218	44,067
Red Rock Resorts, Inc. Class A	2,753	168,098
Royal Caribbean Cruises Ltd.	5,926	1,917,535
†Sabre Corp.	5,918	10,830
†Shake Shack, Inc. Class A	835	78,164
Starbucks Corp.	5,337	451,510
†Sweetgreen, Inc. Class A	5,021	40,068
Texas Roadhouse, Inc.	3,420	568,233
Travel & Leisure Co.	3,346	199,054
†United Parks & Resorts, Inc.	481	24,868
Vail Resorts, Inc.	1,881	281,341
Wendy's Co.	5,418	49,629
Wingstop, Inc.	778	195,807
Wyndham Hotels & Resorts, Inc.	4,003	319,840
LVIP Dimensional U.S. Core Equity 2 Fund–15

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd.	1,444	$185,222
Yum! Brands, Inc.	3,499	531,848
		16,683,299
Household Durables–1.06%
Bassett Furniture Industries, Inc.	722	11,292
†Beazer Homes USA, Inc.	2,298	56,416
†Cavco Industries, Inc.	442	256,683
Century Communities, Inc.	1,989	126,043
†Champion Homes, Inc.	2,254	172,138
DR Horton, Inc.	5,753	974,961
†Dream Finders Homes, Inc. Class A	1,113	28,849
Ethan Allen Interiors, Inc.	1,750	51,555
Flexsteel Industries, Inc.	419	19,421
Garmin Ltd.	4,285	1,055,053
†GoPro, Inc. Class A	2,100	4,452
†Green Brick Partners, Inc.	2,553	188,564
Hamilton Beach Brands Holding Co. Class A	652	9,369
†Helen of Troy Ltd.	919	23,159
Hooker Furnishings Corp.	831	8,435
†Hovnanian Enterprises, Inc. Class A	551	70,798
Installed Building Products, Inc.	1,646	406,002
KB Home	2,600	165,464
La-Z-Boy, Inc.	3,008	103,234
†Legacy Housing Corp.	594	16,341
Leggett & Platt, Inc.	7,210	64,025
Lennar Corp. Class A	4,930	617,971
†LGI Homes, Inc.	1,190	61,535
Lifetime Brands, Inc.	785	3,038
†Lovesac Co.	603	10,209
†M/I Homes, Inc.	1,091	157,584
Meritage Homes Corp.	3,945	285,736
†Mohawk Industries, Inc.	2,110	272,021
Newell Brands, Inc.	14,612	76,567
†NVR, Inc.	121	972,194
PulteGroup, Inc.	6,526	862,280
†SharkNinja, Inc.	3,328	343,283
Somnigroup International, Inc.	8,355	704,577
†Sonos, Inc.	2,987	47,195
†Taylor Morrison Home Corp.	6,223	410,780
Toll Brothers, Inc.	4,349	600,771
†TopBuild Corp.	1,375	537,432
†Tri Pointe Homes, Inc.	2,946	100,076
†Universal Electronics, Inc.	867	4,040
Whirlpool Corp.	480	37,728
		9,917,271
Household Products–0.67%
†Central Garden & Pet Co.	3,810	115,298
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Church & Dwight Co., Inc.	5,791	$507,465
Clorox Co.	2,258	278,411
Colgate-Palmolive Co.	6,755	539,995
Energizer Holdings, Inc.	2,174	54,111
Kimberly-Clark Corp.	5,037	626,301
Oil-Dri Corp. of America	564	34,427
Procter & Gamble Co.	24,917	3,828,497
Reynolds Consumer Products, Inc.	1,427	34,919
Spectrum Brands Holdings, Inc.	1,235	64,874
WD-40 Co.	775	153,140
		6,237,438
Independent Power and Renewable Electricity Producers–0.31%
AES Corp.	8,298	109,202
Clearway Energy, Inc. Class A	5,540	153,857
†Hallador Energy Co.	3,632	71,078
†Montauk Renewables, Inc.	2,515	5,055
Ormat Technologies, Inc.	2,822	271,617
†Talen Energy Corp.	104	44,240
Vistra Corp.	11,274	2,208,802
		2,863,851
Industrial Conglomerates–0.23%
3M Co.	5,816	902,527
Honeywell International, Inc.	5,876	1,236,898
		2,139,425
Insurance–3.22%
Aflac, Inc.	8,193	915,158
Allstate Corp.	5,808	1,246,687
†Ambac Financial Group, Inc.	2,234	18,632
American Financial Group, Inc.	4,150	604,738
American International Group, Inc.	12,778	1,003,584
AMERISAFE, Inc.	1,468	64,357
Aon PLC Class A	1,958	698,184
Arch Capital Group Ltd.	10,534	955,750
Arthur J Gallagher & Co.	2,027	627,843
Assurant, Inc.	2,484	538,034
Assured Guaranty Ltd.	3,188	269,864
Axis Capital Holdings Ltd.	5,052	483,982
†Baldwin Insurance Group, Inc.	2,221	62,654
†Brighthouse Financial, Inc.	2,418	128,347
Brown & Brown, Inc.	6,490	608,697
Chubb Ltd.	4,176	1,178,676
Cincinnati Financial Corp.	3,762	594,772
CNO Financial Group, Inc.	6,176	244,261
Crawford & Co. Class A	3,914	39,475
Donegal Group, Inc. Class A	996	19,312
†eHealth, Inc.	1,543	6,650
Employers Holdings, Inc.	2,097	89,081
LVIP Dimensional U.S. Core Equity 2 Fund–16

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Erie Indemnity Co. Class A	691	$219,849
Everest Group Ltd.	1,231	431,133
F&G Annuities & Life, Inc.	1,138	35,585
Fidelity National Financial, Inc.	11,124	672,891
First American Financial Corp.	5,770	370,665
†Genworth Financial, Inc. Class A	22,919	203,979
Globe Life, Inc.	4,016	574,168
Goosehead Insurance, Inc. Class A	189	14,065
†Greenlight Capital Re Ltd. Class A	1,907	24,219
Hanover Insurance Group, Inc.	2,458	446,447
Hartford Insurance Group, Inc.	11,450	1,527,315
HCI Group, Inc.	887	170,242
†Heritage Insurance Holdings, Inc.	2,393	60,256
Horace Mann Educators Corp.	2,359	106,556
Investors Title Co.	124	33,211
James River Group Holdings Ltd.	1,705	9,463
Kemper Corp.	3,591	185,116
†Kestrel Group Ltd.	276	7,538
Kinsale Capital Group, Inc.	763	324,473
Loews Corp.	5,944	596,718
†Markel Group, Inc.	350	668,976
Marsh & McLennan Cos., Inc.	5,082	1,024,175
Mercury General Corp.	3,824	324,199
MetLife, Inc.	17,668	1,455,313
†NI Holdings, Inc.	863	11,702
Old Republic International Corp.	12,402	526,713
†Oscar Health, Inc. Class A	7,674	145,269
†Palomar Holdings, Inc.	463	54,055
Primerica, Inc.	2,067	573,779
Principal Financial Group, Inc.	7,348	609,223
†ProAssurance Corp.	3,203	76,840
Progressive Corp.	5,839	1,441,941
Prudential Financial, Inc.	7,978	827,638
Reinsurance Group of America, Inc.	2,470	474,561
RenaissanceRe Holdings Ltd.	2,081	528,428
RLI Corp.	4,674	304,838
Safety Insurance Group, Inc.	1,159	81,930
Selective Insurance Group, Inc.	2,641	214,106
†Selectquote, Inc.	567	1,111
†SiriusPoint Ltd.	7,714	139,546
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Skyward Specialty Insurance Group, Inc.	1,855	$88,224
Stewart Information Services Corp.	1,688	123,764
Tiptree, Inc.	1,600	30,672
Travelers Cos., Inc.	5,095	1,422,626
†Trupanion, Inc.	433	18,740
United Fire Group, Inc.	2,034	61,874
Universal Insurance Holdings, Inc.	1,326	34,874
Unum Group	7,505	583,739
W.R. Berkley Corp.	8,651	662,840
White Mountains Insurance Group Ltd.	179	299,202
Willis Towers Watson PLC	2,493	861,207
		30,084,732
Interactive Media & Services–5.67%
Alphabet, Inc. Class A	114,978	27,974,736
†Angi, Inc.	163	2,650
†Bumble, Inc. Class A	6,388	38,903
†Cargurus, Inc.	2,955	110,015
†Cars.com, Inc.	3,451	42,171
†DHI Group, Inc.	3,155	8,771
†EverQuote, Inc. Class A	500	11,435
†fuboTV, Inc.	8,998	37,342
Match Group, Inc.	3,950	139,514
Meta Platforms, Inc. Class A	32,377	23,777,021
†Pinterest, Inc. Class A	7,883	253,596
†QuinStreet, Inc.	3,300	51,051
Shutterstock, Inc.	1,614	33,652
†Snap, Inc. Class A	13,114	101,109
†TripAdvisor, Inc.	4,675	76,016
†TrueCar, Inc.	6,947	12,782
†Vimeo, Inc.	4,300	33,325
†Yelp, Inc.	2,364	73,757
†Zedge, Inc. Class B	591	1,720
†Ziff Davis, Inc.	1,954	74,447
†ZoomInfo Technologies, Inc.	7,341	80,090
		52,934,103
IT Services–1.14%
Accenture PLC Class A	6,134	1,512,644
†Akamai Technologies, Inc.	4,082	309,252
Amdocs Ltd.	4,487	368,158
†ASGN, Inc.	2,517	119,180
†Cloudflare, Inc. Class A	488	104,720
Cognizant Technology Solutions Corp. Class A	10,584	709,869
†Crexendo, Inc.	2,357	15,321
†DigitalOcean Holdings, Inc.	1,949	66,578
†DXC Technology Co.	6,346	86,496
†EPAM Systems, Inc.	1,255	189,241
†Fastly, Inc. Class A	5,634	48,171
†Gartner, Inc.	1,554	408,500
LVIP Dimensional U.S. Core Equity 2 Fund–17

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Globant SA	1,310	$75,168
†GoDaddy, Inc. Class A	2,711	370,946
†Grid Dynamics Holdings, Inc.	2,155	16,615
Hackett Group, Inc.	2,748	52,240
Information Services Group, Inc.	2,900	16,675
International Business Machines Corp.	15,486	4,369,530
†Kyndryl Holdings, Inc.	8,035	241,291
†MongoDB, Inc.	960	297,965
†Okta, Inc.	3,353	307,470
†=Pivotal Software, Inc.	3,203	0
†Research Solutions, Inc.	3,554	13,256
†Snowflake, Inc. Class A	772	174,125
†Twilio, Inc. Class A	4,149	415,273
†Unisys Corp.	1,659	6,470
VeriSign, Inc.	1,380	385,807
		10,680,961
Leisure Products–0.16%
Acushnet Holdings Corp.	3,432	269,378
†American Outdoor Brands, Inc.	1,803	15,650
Brunswick Corp.	2,522	159,491
†Funko, Inc. Class A	1,250	4,300
Hasbro, Inc.	4,346	329,644
JAKKS Pacific, Inc.	616	11,538
Johnson Outdoors, Inc. Class A	436	17,610
†Malibu Boats, Inc. Class A	1,084	35,176
Marine Products Corp.	2,133	18,920
†MasterCraft Boat Holdings, Inc.	1,000	21,460
†Mattel, Inc.	18,315	308,241
†Outdoor Holding Co.	8,400	12,432
Polaris, Inc.	2,368	137,652
Smith & Wesson Brands, Inc.	2,575	25,312
†Topgolf Callaway Brands Corp.	7,331	69,644
†YETI Holdings, Inc.	1,966	65,232
		1,501,680
Life Sciences Tools & Services–0.82%
†10X Genomics, Inc. Class A	1,470	17,184
†Adaptive Biotechnologies Corp.	4,172	62,413
Agilent Technologies, Inc.	5,210	668,703
†Alpha Teknova, Inc.	1,800	11,142
†Avantor, Inc.	13,009	162,352
†Azenta, Inc.	1,794	51,524
†BioLife Solutions, Inc.	3,097	79,004
†Bio-Rad Laboratories, Inc. Class A	570	159,822
Bio-Techne Corp.	2,920	162,440
Bruker Corp.	4,639	150,721
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Champions Oncology, Inc.	1,317	$8,528
†Charles River Laboratories International, Inc.	1,615	252,683
†CryoPort, Inc.	2,671	25,321
†Cytek Biosciences, Inc.	2,976	10,327
Danaher Corp.	4,618	915,565
†Fortrea Holdings, Inc.	3,037	25,572
†ICON PLC	90	15,750
†Illumina, Inc.	1,950	185,192
†IQVIA Holdings, Inc.	4,967	943,432
†Maravai LifeSciences Holdings, Inc. Class A	5,321	15,271
†Medpace Holdings, Inc.	909	467,371
Mesa Laboratories, Inc.	221	14,809
†Mettler-Toledo International, Inc.	245	300,764
†Nautilus Biotechnology, Inc.	5,121	4,327
†OmniAb, Inc.	4,454	7,126
†Pacific Biosciences of California, Inc.	7,405	9,478
†Quanterix Corp.	1,218	6,614
†Repligen Corp.	1,464	195,693
Revvity, Inc.	2,954	258,918
†Seer, Inc.	2,828	6,137
†Sotera Health Co.	9,153	143,977
Thermo Fisher Scientific, Inc.	3,038	1,473,491
†Waters Corp.	1,617	484,793
West Pharmaceutical Services, Inc.	1,251	328,175
		7,624,619
Machinery–2.96%
†3D Systems Corp.	6,912	20,045
Aebi Schmidt Holding AG	2,466	30,751
AGCO Corp.	3,171	339,519
Alamo Group, Inc.	568	108,431
Albany International Corp. Class A	1,256	66,945
Allison Transmission Holdings, Inc.	6,065	514,797
Astec Industries, Inc.	1,462	70,366
Atmus Filtration Technologies, Inc.	1,726	77,825
†Blue Bird Corp.	812	46,731
Caterpillar, Inc.	6,914	3,299,015
†Chart Industries, Inc.	485	97,073
Chicago Rivet & Machine Co.	189	1,975
CNH Industrial NV	43,442	471,346
Columbus McKinnon Corp.	1,631	23,389
†Commercial Vehicle Group, Inc.	4,182	7,109
Crane Co.	2,254	415,052
Cummins, Inc.	3,231	1,364,677
Deere & Co.	4,430	2,025,662
LVIP Dimensional U.S. Core Equity 2 Fund–18

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Donaldson Co., Inc.	7,402	$605,854
Douglas Dynamics, Inc.	1,386	43,326
Dover Corp.	3,170	528,851
Eastern Co.	515	12,082
†Energy Recovery, Inc.	2,984	46,013
Enerpac Tool Group Corp.	2,890	118,490
Enpro, Inc.	1,303	294,478
Esab Corp.	2,239	250,186
ESCO Technologies, Inc.	1,491	314,765
Federal Signal Corp.	3,403	404,923
Flowserve Corp.	6,513	346,101
Fortive Corp.	7,404	362,722
Franklin Electric Co., Inc.	2,494	237,429
†Gates Industrial Corp. PLC	3,772	93,621
†Gencor Industries, Inc.	1,204	17,614
Gorman-Rupp Co.	2,146	99,596
Graco, Inc.	3,675	312,228
†Graham Corp.	501	27,505
Greenbrier Cos., Inc.	1,954	90,216
Helios Technologies, Inc.	1,979	103,165
Hillenbrand, Inc.	2,630	71,115
†Hillman Solutions Corp.	9,490	87,118
†Hurco Cos., Inc.	300	5,220
Hyster-Yale, Inc.	834	30,741
IDEX Corp.	1,637	266,438
Illinois Tool Works, Inc.	4,759	1,240,957
Ingersoll Rand, Inc.	7,532	622,294
ITT, Inc.	3,529	630,844
Kadant, Inc.	745	221,697
Kennametal, Inc.	5,039	105,466
†L.B. Foster Co. Class A	762	20,536
Lincoln Electric Holdings, Inc.	3,420	806,539
Lindsay Corp.	475	66,766
Luxfer Holdings PLC	1,289	17,917
†Manitowoc Co., Inc.	3,195	31,982
†Mayville Engineering Co., Inc.	557	7,664
†Middleby Corp.	2,587	343,890
Miller Industries, Inc.	637	25,748
Mueller Industries, Inc.	5,679	574,204
Mueller Water Products, Inc. Class A	8,420	214,878
†NN, Inc.	5,648	11,635
Nordson Corp.	1,271	288,453
Omega Flex, Inc.	460	14,345
Oshkosh Corp.	3,866	501,420
Otis Worldwide Corp.	5,390	492,808
PACCAR, Inc.	10,527	1,035,015
Parker-Hannifin Corp.	1,054	799,090
Park-Ohio Holdings Corp.	1,241	26,359
Pentair PLC	7,620	843,991
†Proto Labs, Inc.	1,067	53,382
†RBC Bearings, Inc.	700	273,203
REV Group, Inc.	3,333	188,881
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Snap-on, Inc.	1,224	$424,153
†SPX Technologies, Inc.	2,738	511,404
Standex International Corp.	630	133,497
Stanley Black & Decker, Inc.	4,384	325,863
†Stratasys Ltd.	1,800	20,160
Tennant Co.	863	69,955
Terex Corp.	2,159	110,757
Timken Co.	4,369	328,461
Toro Co.	3,348	255,118
Trinity Industries, Inc.	5,040	141,322
Twin Disc, Inc.	600	8,364
Wabash National Corp.	2,605	25,711
Watts Water Technologies, Inc. Class A	1,597	446,010
Westinghouse Air Brake Technologies Corp.	3,675	736,727
Worthington Enterprises, Inc.	2,613	144,995
Xylem, Inc.	4,800	708,000
		27,600,966
Marine Transportation–0.07%
†Costamare Bulkers Holdings Ltd.	1,271	18,264
Costamare, Inc.	6,357	75,712
Genco Shipping & Trading Ltd.	2,086	37,131
†Kirby Corp.	4,034	336,637
Matson, Inc.	1,938	191,067
Pangaea Logistics Solutions Ltd.	3,860	19,609
		678,420
Media–0.85%
†Advantage Solutions, Inc.	5,958	9,116
†Altice USA, Inc. Class A	10,271	24,753
†AMC Networks, Inc. Class A	1,659	13,670
†Boston Omaha Corp. Class A	1,027	13,433
Cable One, Inc.	196	34,702
†Cardlytics, Inc.	5,823	14,150
†Charter Communications, Inc. Class A	3,710	1,020,640
Comcast Corp. Class A	64,481	2,025,993
†DoubleVerify Holdings, Inc.	2,056	24,631
Entravision Communications Corp. Class A	4,034	9,399
†EW Scripps Co. Class A	5,690	13,997
Fox Corp. Class A	13,845	831,879
†Gambling.com Group Ltd.	2,200	17,996
†Gannett Co., Inc.	11,594	47,883
Gray Media, Inc.	5,362	30,992
†Integral Ad Science Holding Corp.	8,409	85,520
Interpublic Group of Cos., Inc.	14,529	405,504
LVIP Dimensional U.S. Core Equity 2 Fund–19

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
John Wiley & Sons, Inc. Class A	2,592	$104,898
†Liberty Broadband Corp. Class A	3,406	216,269
†Magnite, Inc.	7,190	156,598
†Marchex, Inc. Class B	5,340	9,559
New York Times Co. Class A	6,656	382,054
News Corp. Class A	17,038	544,488
Nexstar Media Group, Inc.	2,010	397,457
Omnicom Group, Inc.	10,447	851,744
Paramount Skydance Corp.	9,458	178,945
†PubMatic, Inc. Class A	1,163	9,630
Saga Communications, Inc. Class A	635	7,899
Scholastic Corp.	1,560	42,713
Sinclair, Inc.	911	13,756
†Stagwell, Inc.	4,200	23,646
†TechTarget, Inc.	959	5,572
TEGNA, Inc.	12,221	248,453
†Thryv Holdings, Inc.	1,751	21,117
†Trade Desk, Inc. Class A	1,770	86,748
†Urban One, Inc.	3,828	2,837
†WideOpenWest, Inc.	3,597	18,561
		7,947,202
Metals & Mining–0.90%
Alcoa Corp.	11,273	370,769
†Alpha Metallurgical Resources, Inc.	638	104,689
†Ampco-Pittsburgh Corp.	782	1,791
†Ascent Industries Co.	1,221	15,727
Caledonia Mining Corp. PLC	1,249	45,226
†Century Aluminum Co.	6,328	185,790
†Cleveland-Cliffs, Inc.	17,895	218,319
†Coeur Mining, Inc.	22,731	426,434
Commercial Metals Co.	7,116	407,605
†Compass Minerals International, Inc.	2,029	38,957
†Dakota Gold Corp.	2,786	12,676
Ferroglobe PLC	9,406	42,797
Fortitude Gold Corp.	1,049	4,574
Freeport-McMoRan, Inc.	22,516	883,078
Friedman Industries, Inc.	5	109
Hecla Mining Co.	36,267	438,831
†Idaho Strategic Resources, Inc.	1,820	61,498
Kaiser Aluminum Corp.	589	45,447
Materion Corp.	961	116,098
†Metallus, Inc.	3,184	52,632
†MP Materials Corp.	4,309	289,005
Newmont Corp.	18,394	1,550,798
Nexa Resources SA	4,710	23,503
Nucor Corp.	5,222	707,215
Olympic Steel, Inc.	623	18,970
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Ramaco Resources, Inc. Class A	1,465	$47,735
Reliance, Inc.	2,246	630,744
Royal Gold, Inc.	1,959	392,936
Ryerson Holding Corp.	2,043	46,703
Southern Copper Corp.	1,916	232,526
Steel Dynamics, Inc.	4,894	682,370
SunCoke Energy, Inc.	6,128	50,005
†Tredegar Corp.	3,415	27,422
Warrior Met Coal, Inc.	2,150	136,826
Worthington Steel, Inc.	2,618	79,561
		8,389,366
Multi-Utilities–0.47%
Ameren Corp.	3,819	398,627
Avista Corp.	2,686	101,558
Black Hills Corp.	964	59,373
CenterPoint Energy, Inc.	9,535	369,958
CMS Energy Corp.	5,086	372,601
Consolidated Edison, Inc.	5,083	510,943
Dominion Energy, Inc.	5,531	338,331
DTE Energy Co.	2,831	400,388
NiSource, Inc.	8,491	367,660
Northwestern Energy Group, Inc.	1,697	99,461
Public Service Enterprise Group, Inc.	5,861	489,159
Sempra	4,488	403,830
Unitil Corp.	1,166	55,805
WEC Energy Group, Inc.	3,452	395,565
		4,363,259
Oil, Gas & Consumable Fuels–3.90%
†Amplify Energy Corp.	3,085	16,196
Antero Midstream Corp.	22,565	438,664
†Antero Resources Corp.	8,049	270,124
APA Corp.	11,924	289,515
Ardmore Shipping Corp.	2,791	33,129
†Battalion Oil Corp.	29	35
Berry Corp.	3,410	12,890
California Resources Corp.	4,309	229,153
†Centrus Energy Corp. Class A	700	217,049
Cheniere Energy, Inc.	6,579	1,545,933
Chevron Corp.	32,519	5,049,876
Chord Energy Corp.	671	66,677
Civitas Resources, Inc.	554	18,005
†Clean Energy Fuels Corp.	12,425	32,056
†CNX Resources Corp.	10,126	325,247
†Comstock Resources, Inc.	11,629	230,603
ConocoPhillips	22,004	2,081,358
Core Natural Resources, Inc.	2,729	227,817
Coterra Energy, Inc.	26,720	631,928
Crescent Energy Co. Class A	3,972	35,430
†CVR Energy, Inc.	2,972	108,419
Delek U.S. Holdings, Inc.	4,667	150,604
LVIP Dimensional U.S. Core Equity 2 Fund–20

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	28,945	$1,014,812
DHT Holdings, Inc.	9,475	113,226
Diamondback Energy, Inc.	6,182	884,644
Dorian LPG Ltd.	2,455	73,159
DT Midstream, Inc.	4,567	516,345
EOG Resources, Inc.	11,257	1,262,135
Epsilon Energy Ltd.	2,128	10,725
EQT Corp.	14,397	783,629
Evolution Petroleum Corp.	2,220	10,700
Excelerate Energy, Inc. Class A	1,162	29,271
Expand Energy Corp.	9,997	1,062,081
Exxon Mobil Corp.	51,314	5,785,653
FutureFuel Corp.	4,158	16,133
Granite Ridge Resources, Inc.	3,316	17,940
†Green Plains, Inc.	3,877	34,079
†Gulfport Energy Corp.	473	85,604
HF Sinclair Corp.	8,304	434,631
International Seaways, Inc.	2,158	99,441
Kinder Morgan, Inc.	25,792	730,172
Kinetik Holdings, Inc.	896	38,295
†Kosmos Energy Ltd.	14,647	24,314
Magnolia Oil & Gas Corp. Class A	9,382	223,948
Marathon Petroleum Corp.	6,812	1,312,945
Matador Resources Co.	5,316	238,848
Murphy Oil Corp.	5,919	168,159
NACCO Industries, Inc. Class A	326	13,744
†New Fortress Energy, Inc.	4,276	9,450
Nordic American Tankers Ltd.	14,832	46,572
Northern Oil & Gas, Inc.	1,139	28,247
Occidental Petroleum Corp.	19,836	937,251
ONEOK, Inc.	13,084	954,739
Ovintiv, Inc.	13,095	528,776
†Par Pacific Holdings, Inc.	3,626	128,433
PBF Energy, Inc. Class A	5,112	154,229
Peabody Energy Corp.	4,356	115,521
Permian Resources Corp.	19,935	255,168
Phillips 66	7,915	1,076,598
†PrimeEnergy Resources Corp.	202	33,740
Range Resources Corp.	13,109	493,423
†REX American Resources Corp.	1,826	55,912
SandRidge Energy, Inc.	3,035	34,235
Scorpio Tankers, Inc.	1,997	111,932
SFL Corp. Ltd.	6,493	48,892
SM Energy Co.	4,106	102,527
†Talos Energy, Inc.	4,058	38,916
Targa Resources Corp.	5,937	994,685
Teekay Corp. Ltd.	3,211	26,266
Teekay Tankers Ltd. Class A	1,148	58,031
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.	442	$412,669
†Uranium Energy Corp.	12,370	165,016
Valero Energy Corp.	7,345	1,250,560
Viper Energy, Inc. Class A	817	31,226
†Vital Energy, Inc.	1,110	18,748
Vitesse Energy, Inc.	1,422	33,033
W&T Offshore, Inc.	4,101	7,464
Williams Cos., Inc.	16,933	1,072,706
World Kinect Corp.	4,679	121,420
		36,341,726
Paper & Forest Products–0.05%
†Clearwater Paper Corp.	1,500	31,140
Louisiana-Pacific Corp.	4,092	363,533
†Magnera Corp.	234	2,742
Mercer International, Inc.	4,679	13,476
Sylvamo Corp.	2,263	100,070
		510,961
Passenger Airlines–0.45%
†Alaska Air Group, Inc.	6,350	316,103
†Allegiant Travel Co.	956	58,096
†American Airlines Group, Inc.	14,699	165,217
Copa Holdings SA Class A	1,782	211,737
Delta Air Lines, Inc.	24,758	1,405,016
†Frontier Group Holdings, Inc.	2,518	11,117
†JetBlue Airways Corp.	12,036	59,217
†SkyWest, Inc.	2,867	288,477
Southwest Airlines Co.	12,115	386,590
†Strata Critical Medical, Inc.	5,327	26,955
†Sun Country Airlines Holdings, Inc.	2,980	35,194
†United Airlines Holdings, Inc.	12,582	1,214,163
		4,177,882
Personal Care Products–0.15%
†BellRing Brands, Inc.	3,383	122,972
†Coty, Inc. Class A	28,705	115,968
Edgewell Personal Care Co.	3,074	62,587
†elf Beauty, Inc.	751	99,492
Estee Lauder Cos., Inc. Class A	1,114	98,166
†Herbalife Ltd.	4,218	35,600
†Honest Co., Inc.	7,804	28,719
Interparfums, Inc.	1,441	141,766
Kenvue, Inc.	31,954	518,613
Lifevantage Corp.	2,676	26,037
†Medifast, Inc.	636	8,694
Natural Health Trends Corp.	462	2,065
†Nature's Sunshine Products, Inc.	909	14,108
LVIP Dimensional U.S. Core Equity 2 Fund–21

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
Nu Skin Enterprises, Inc. Class A	3,625	$44,189
†USANA Health Sciences, Inc.	1,458	40,168
		1,359,144
Pharmaceuticals–2.47%
†Amneal Pharmaceuticals, Inc.	8,114	81,221
†Amphastar Pharmaceuticals, Inc.	331	8,821
†ANI Pharmaceuticals, Inc.	935	85,646
†Arvinas, Inc.	1,209	10,301
†Assertio Holdings, Inc.	937	825
†Atea Pharmaceuticals, Inc.	4,025	11,672
Bristol-Myers Squibb Co.	41,992	1,893,839
†Collegium Pharmaceutical, Inc.	1,508	52,765
†Corcept Therapeutics, Inc.	3,274	272,102
†Elanco Animal Health, Inc.	18,347	369,509
Eli Lilly & Co.	9,502	7,250,026
†Fulcrum Therapeutics, Inc.	3,143	28,916
†Harmony Biosciences Holdings, Inc.	2,848	78,491
†Innoviva, Inc.	5,638	102,893
†Jazz Pharmaceuticals PLC	1,708	225,114
Johnson & Johnson	32,906	6,101,431
†LENZ Therapeutics, Inc.	632	29,439
†Ligand Pharmaceuticals, Inc.	909	161,020
Merck & Co., Inc.	32,287	2,709,848
†Oramed Pharmaceuticals, Inc.	2,680	7,075
Organon & Co.	1,956	20,890
†Pacira BioSciences, Inc.	2,987	76,975
Perrigo Co. PLC	4,955	110,348
Pfizer, Inc.	65,116	1,659,156
Phibro Animal Health Corp. Class A	1,490	60,285
†Pliant Therapeutics, Inc.	1,160	1,717
†Prestige Consumer Healthcare, Inc.	3,449	215,218
†Rafael Holdings, Inc. Class B	887	1,206
†Scilex Holding Co.	39	768
SIGA Technologies, Inc.	4,189	38,329
†Supernus Pharmaceuticals, Inc.	4,014	191,829
†Tarsus Pharmaceuticals, Inc.	625	37,144
†Ventyx Biosciences, Inc.	1,006	3,129
Viatris, Inc.	29,225	289,327
Zoetis, Inc.	5,954	871,189
		23,058,464
Professional Services–1.29%
†Acuren Corp.	3,751	49,926
Alight, Inc. Class A	6,750	22,005
†Amentum Holdings, Inc.	2,823	67,611
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Asure Software, Inc.	1,711	$14,030
Automatic Data Processing, Inc.	5,558	1,631,273
Barrett Business Services, Inc.	1,991	88,241
†BGSF, Inc.	458	3,252
Booz Allen Hamilton Holding Corp.	3,300	329,835
Broadridge Financial Solutions, Inc.	2,450	583,516
†CACI International, Inc. Class A	1,092	544,668
†CBIZ, Inc.	2,928	155,067
†Clarivate PLC	6,339	24,278
†Conduent, Inc.	11,528	32,278
CRA International, Inc.	465	96,966
CSG Systems International, Inc.	1,488	95,797
†Dayforce, Inc.	2,899	199,712
†DLH Holdings Corp.	697	3,938
Equifax, Inc.	2,435	624,651
†ExlService Holdings, Inc.	5,939	261,494
Exponent, Inc.	921	63,991
†First Advantage Corp.	8,659	133,262
†Forrester Research, Inc.	1,302	13,801
†Franklin Covey Co.	769	14,926
†FTI Consulting, Inc.	1,344	217,258
Genpact Ltd.	4,452	186,494
Heidrick & Struggles International, Inc.	1,738	86,500
HireQuest, Inc.	768	7,388
†Huron Consulting Group, Inc.	1,120	164,382
†IBEX Holdings Ltd.	574	23,258
ICF International, Inc.	989	91,779
Insperity, Inc.	1,316	64,747
Jacobs Solutions, Inc.	2,662	398,927
KBR, Inc.	5,931	280,477
Kelly Services, Inc. Class A	2,914	38,232
Kforce, Inc.	774	23,205
Korn Ferry	3,509	245,560
†Legalzoom.com, Inc.	3,899	40,472
Leidos Holdings, Inc.	4,486	847,675
ManpowerGroup, Inc.	1,931	73,185
Maximus, Inc.	2,858	261,135
†Mistras Group, Inc.	2,371	23,331
†Parsons Corp.	3,000	248,760
Paychex, Inc.	5,534	701,490
Paycom Software, Inc.	1,219	253,723
†Paylocity Holding Corp.	950	151,306
†RCM Technologies, Inc.	1,000	26,550
Resources Connection, Inc.	3,042	15,362
Robert Half, Inc.	3,366	114,377
Science Applications International Corp.	2,246	223,185
LVIP Dimensional U.S. Core Equity 2 Fund–22

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
SS&C Technologies Holdings, Inc.	5,701	$506,021
†TaskUS, Inc. Class A	3,000	53,550
TransUnion	4,978	417,057
TriNet Group, Inc.	876	58,596
†TrueBlue, Inc.	2,836	17,385
†TTEC Holdings, Inc.	3,257	10,944
UL Solutions, Inc. Class A	281	19,912
†Upwork, Inc.	1,575	29,248
Verisk Analytics, Inc.	3,242	815,395
†Verra Mobility Corp.	5,939	146,693
†Willdan Group, Inc.	746	72,131
		12,010,208
Real Estate Management & Development–0.39%
†AMREP Corp.	442	10,573
†Anywhere Real Estate, Inc.	7,238	76,650
†CBRE Group, Inc. Class A	6,409	1,009,802
†CKX Lands, Inc.	100	1,114
†Compass, Inc. Class A	6,696	53,769
†CoStar Group, Inc.	4,483	378,231
†Cushman & Wakefield PLC	5,962	94,915
†Douglas Elliman, Inc.	3,734	10,679
eXp World Holdings, Inc.	1,193	12,717
†Five Point Holdings LLC Class A	1,459	8,944
†Forestar Group, Inc.	2,282	60,678
†FRP Holdings, Inc.	2,382	58,026
†Howard Hughes Holdings, Inc.	2,366	194,414
†Jones Lang LaSalle, Inc.	2,064	615,650
Kennedy-Wilson Holdings, Inc.	9,523	79,231
Marcus & Millichap, Inc.	2,435	71,467
†Maui Land & Pineapple Co., Inc.	1,011	18,845
Newmark Group, Inc. Class A	9,823	183,199
†RE/MAX Holdings, Inc. Class A	1,472	13,881
RMR Group, Inc. Class A	1,499	23,579
†Seaport Entertainment Group, Inc.	594	13,615
St. Joe Co.	2,123	105,046
†Stratus Properties, Inc.	394	8,337
†Tejon Ranch Co.	3,049	48,723
†Zillow Group, Inc. Class A	6,226	475,600
		3,627,685
Semiconductors & Semiconductor Equipment–9.40%
†Advanced Micro Devices, Inc.	7,379	1,193,848
†Allegro MicroSystems, Inc.	3,524	102,901
†Alpha & Omega Semiconductor Ltd.	978	27,345
†Ambarella, Inc.	809	66,759
Amkor Technology, Inc.	10,597	300,955
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Amtech Systems, Inc.	1,163	$10,769
Analog Devices, Inc.	3,780	928,746
Applied Materials, Inc.	7,306	1,495,830
†Astera Labs, Inc.	552	108,082
†Axcelis Technologies, Inc.	1,222	119,316
Broadcom, Inc.	23,600	7,785,876
†CEVA, Inc.	1,018	26,885
†Cirrus Logic, Inc.	2,630	329,513
†Cohu, Inc.	2,659	54,057
†Credo Technology Group Holding Ltd.	2,502	364,316
†Diodes, Inc.	2,071	110,198
†Enphase Energy, Inc.	1,541	54,536
Entegris, Inc.	3,102	286,811
†Everspin Technologies, Inc.	2,446	22,772
†First Solar, Inc.	2,584	569,850
†FormFactor, Inc.	3,500	127,470
†GLOBALFOUNDRIES, Inc.	3,030	108,595
†GSI Technology, Inc.	1,975	7,268
†Ichor Holdings Ltd.	1,913	33,516
†indie Semiconductor, Inc. Class A	2,266	9,223
†Intel Corp.	44,887	1,505,959
†inTEST Corp.	1,085	8,474
KLA Corp.	2,154	2,323,304
Kulicke & Soffa Industries, Inc.	2,179	88,555
Lam Research Corp.	17,117	2,291,966
†Lattice Semiconductor Corp.	2,350	172,302
†MACOM Technology Solutions Holdings, Inc.	1,808	225,078
†Magnachip Semiconductor Corp.	1,402	4,388
Marvell Technology, Inc.	7,929	666,591
†MaxLinear, Inc.	2,776	44,638
Microchip Technology, Inc.	7,766	498,733
Micron Technology, Inc.	9,842	1,646,763
MKS, Inc.	1,504	186,150
Monolithic Power Systems, Inc.	489	450,193
†Navitas Semiconductor Corp.	3,750	27,075
NVE Corp.	375	24,476
NVIDIA Corp.	296,080	55,242,606
NXP Semiconductors NV	4,625	1,053,251
†ON Semiconductor Corp.	12,921	637,135
†Onto Innovation, Inc.	1,537	198,611
†PDF Solutions, Inc.	2,280	58,870
†Penguin Solutions, Inc.	2,460	64,649
†Photronics, Inc.	2,572	59,027
Power Integrations, Inc.	1,961	78,852
†Qorvo, Inc.	3,559	324,154
QUALCOMM, Inc.	13,493	2,244,695
†Rambus, Inc.	3,919	408,360
†Silicon Laboratories, Inc.	1,367	179,255
†SiTime Corp.	694	209,109
LVIP Dimensional U.S. Core Equity 2 Fund–23

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	4,092	$315,002
†SolarEdge Technologies, Inc.	763	28,231
†Synaptics, Inc.	1,559	106,542
Teradyne, Inc.	3,389	466,462
Texas Instruments, Inc.	6,851	1,258,734
†Ultra Clean Holdings, Inc.	2,522	68,725
Universal Display Corp.	1,230	176,665
†Veeco Instruments, Inc.	2,578	78,449
		87,667,466
Software–8.14%
A10 Networks, Inc.	2,287	41,509
†ACI Worldwide, Inc.	6,433	339,469
Adeia, Inc.	7,533	126,554
†Adobe, Inc.	5,148	1,815,957
†Agilysys, Inc.	153	16,103
†Alarm.com Holdings, Inc.	1,772	94,058
†Amplitude, Inc. Class A	3,306	35,440
†Appfolio, Inc. Class A	301	82,974
†AppLovin Corp. Class A	7,569	5,438,629
†Atlassian Corp. Class A	315	50,306
†Autodesk, Inc.	1,666	529,238
†AvePoint, Inc.	3,296	49,473
Bentley Systems, Inc. Class B	2,883	148,417
†Bill Holdings, Inc.	1,820	96,405
†Blackbaud, Inc.	1,961	126,112
†BlackLine, Inc.	719	38,179
†Box, Inc. Class A	1,064	34,335
†C3.ai, Inc. Class A	4,371	75,793
†Cadence Design Systems, Inc.	1,182	415,189
†CCC Intelligent Solutions Holdings, Inc.	13,322	121,363
†Cerence, Inc.	2,409	30,016
Clear Secure, Inc. Class A	1,392	46,465
†Commvault Systems, Inc.	456	86,084
†Consensus Cloud Solutions, Inc.	1,160	34,069
†CoreCard Corp.	954	25,682
†Crowdstrike Holdings, Inc. Class A	408	200,075
†CS Disco, Inc.	2,868	18,527
†Daily Journal Corp.	100	46,514
†Datadog, Inc. Class A	627	89,285
†Digital Turbine, Inc.	3,073	19,667
†Docusign, Inc.	1,959	141,224
Dolby Laboratories, Inc. Class A	2,255	163,194
†Dropbox, Inc. Class A	4,063	122,743
†Dynatrace, Inc.	4,553	220,593
†eGain Corp.	796	6,933
†Fair Isaac Corp.	331	495,351
†Five9, Inc.	794	19,215
†Fortinet, Inc.	9,421	792,118
†Freshworks, Inc. Class A	6,955	81,860
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Gen Digital, Inc.	24,225	$687,748
†Guidewire Software, Inc.	1,199	275,602
†HubSpot, Inc.	157	73,445
†I3 Verticals, Inc. Class A	1,655	53,721
†Informatica, Inc. Class A	2,996	74,421
†Intapp, Inc.	705	28,835
InterDigital, Inc.	1,836	633,842
Intuit, Inc.	1,138	777,152
†Jamf Holding Corp.	4,825	51,628
†JFrog Ltd.	2,880	136,310
†LiveRamp Holdings, Inc.	2,668	72,410
†Manhattan Associates, Inc.	1,490	305,420
†Meridianlink, Inc.	1,203	23,976
Microsoft Corp.	90,805	47,032,450
†Mitek Systems, Inc.	3,573	34,908
†N-able, Inc.	5,589	43,594
†nCino, Inc.	3,473	94,153
†NCR Voyix Corp.	9,975	125,186
†Nutanix, Inc. Class A	2,597	193,191
†ON24, Inc.	506	2,894
OneSpan, Inc.	2,510	39,884
†Ooma, Inc.	1,800	21,582
Oracle Corp.	18,955	5,330,904
†Palantir Technologies, Inc. Class A	5,620	1,025,200
†Palo Alto Networks, Inc.	1,637	333,326
†PAR Technology Corp.	1,037	41,044
Pegasystems, Inc.	3,455	198,663
†Progress Software Corp.	2,849	125,157
†PTC, Inc.	1,895	384,723
†Q2 Holdings, Inc.	1,418	102,649
†Qualys, Inc.	1,293	171,103
†RingCentral, Inc. Class A	628	17,798
†Riot Platforms, Inc.	5,414	103,028
Roper Technologies, Inc.	949	473,257
Salesforce, Inc.	7,309	1,732,233
†Samsara, Inc. Class A	1,356	50,511
Sapiens International Corp. NV	2,152	92,536
†SEMrush Holdings, Inc. Class A	1,619	11,463
†SentinelOne, Inc. Class A	3,597	63,343
†ServiceNow, Inc.	339	311,975
†SoundThinking, Inc.	558	6,729
†Sprinklr, Inc. Class A	2,904	22,419
†SPS Commerce, Inc.	282	29,367
†Synchronoss Technologies, Inc.	257	1,563
†Synopsys, Inc.	1,040	513,126
†Telos Corp.	3,621	24,768
†Teradata Corp.	2,695	57,969
†Tyler Technologies, Inc.	575	300,817
†UiPath, Inc. Class A	7,152	95,694
†Unity Software, Inc.	9,692	388,068
†Verint Systems, Inc.	3,097	62,714
LVIP Dimensional U.S. Core Equity 2 Fund–24

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Vertex, Inc. Class A	1,395	$34,582
†Workday, Inc. Class A	315	75,830
†Xperi, Inc.	3,013	19,524
†Yext, Inc.	4,098	34,915
†Zoom Communications, Inc. Class A	5,739	473,468
†Zscaler, Inc.	476	142,638
		75,950,574
Specialty Retail–2.43%
†1-800-Flowers.com, Inc. Class A	3,054	14,048
†Abercrombie & Fitch Co. Class A	2,383	203,866
Academy Sports & Outdoors, Inc.	3,257	162,915
Advance Auto Parts, Inc.	2,697	165,596
American Eagle Outfitters, Inc.	6,933	118,624
†America's Car-Mart, Inc.	473	13,816
†Arhaus, Inc.	2,348	24,959
Arko Corp.	4,300	19,651
†Asbury Automotive Group, Inc.	1,229	300,429
†AutoNation, Inc.	2,512	549,550
†AutoZone, Inc.	107	459,056
Bath & Body Works, Inc.	4,665	120,170
†Bed Bath & Beyond, Inc.	3,668	35,910
Best Buy Co., Inc.	11,310	855,262
†Boot Barn Holdings, Inc.	1,597	264,655
Buckle, Inc.	3,060	179,500
Build-A-Bear Workshop, Inc.	1,134	73,948
†Burlington Stores, Inc.	1,720	437,740
Caleres, Inc.	1,642	21,412
Camping World Holdings, Inc. Class A	1,466	23,148
†CarMax, Inc.	5,033	225,831
†Carvana Co.	904	341,025
†Cato Corp. Class A	2,294	9,658
†Chewy, Inc. Class A	1,823	73,740
†Citi Trends, Inc.	946	29,354
Designer Brands, Inc. Class A	3,126	11,066
†Destination XL Group, Inc.	4,125	5,404
Dick's Sporting Goods, Inc.	3,822	849,325
†Duluth Holdings, Inc. Class B	753	2,944
†Five Below, Inc.	2,411	372,982
†Floor & Decor Holdings, Inc. Class A	3,758	276,965
Gap, Inc.	12,803	273,856
Group 1 Automotive, Inc.	978	427,885
†GrowGeneration Corp.	2,382	4,454
Guess?, Inc.	4,877	81,495
Haverty Furniture Cos., Inc.	1,170	25,658
Home Depot, Inc.	13,084	5,301,506
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
J Jill, Inc.	987	$16,927
†Lands' End, Inc.	2,935	41,384
†Leslie's, Inc.	338	1,859
Lithia Motors, Inc.	1,439	454,724
Lowe's Cos., Inc.	2,613	656,673
†MarineMax, Inc.	1,791	45,366
Monro, Inc.	2,081	37,396
Murphy USA, Inc.	995	386,319
†National Vision Holdings, Inc.	3,754	109,579
†ODP Corp.	1,511	42,081
†OneWater Marine, Inc. Class A	769	12,181
†O'Reilly Automotive, Inc.	3,962	427,143
Penske Automotive Group, Inc.	2,276	395,819
†Petco Health & Wellness Co., Inc.	3,697	14,307
†PetMed Express, Inc.	1,442	3,619
†Revolve Group, Inc.	1,075	22,898
†RH	781	158,668
Ross Stores, Inc.	8,906	1,357,185
†Sally Beauty Holdings, Inc.	4,190	68,213
Shoe Carnival, Inc.	2,018	41,954
Signet Jewelers Ltd.	1,926	184,742
†Sleep Number Corp.	1,810	12,706
Sonic Automotive, Inc. Class A	1,581	120,298
†Sportsman's Warehouse Holdings, Inc.	1,747	4,839
†Stitch Fix, Inc. Class A	990	4,307
Tandy Leather Factory, Inc.	3,803	11,523
†Tile Shop Holdings, Inc.	4,218	25,519
†Tilly's, Inc. Class A	2,120	4,367
TJX Cos., Inc.	15,246	2,203,657
Tractor Supply Co.	11,121	632,451
†Ulta Beauty, Inc.	2,108	1,152,549
Upbound Group, Inc.	3,348	79,113
†Urban Outfitters, Inc.	5,860	418,580
†Valvoline, Inc.	6,336	227,526
†Victoria's Secret & Co.	3,220	87,391
†Warby Parker, Inc. Class A	1,875	51,713
Williams-Sonoma, Inc.	3,307	646,353
Winmark Corp.	151	75,163
†Zumiez, Inc.	1,585	31,082
		22,625,577
Technology Hardware, Storage & Peripherals–5.47%
Apple, Inc.	181,010	46,090,576
†Corsair Gaming, Inc.	5,089	45,394
†CPI Card Group, Inc.	137	2,074
Dell Technologies, Inc. Class C	1,657	234,913
†Diebold Nixdorf, Inc.	1,512	86,229
LVIP Dimensional U.S. Core Equity 2 Fund–25

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	35,479	$871,364
HP, Inc.	10,555	287,413
†IonQ, Inc.	902	55,473
NetApp, Inc.	5,766	683,040
†One Stop Systems, Inc.	2,641	14,156
†Pure Storage, Inc. Class A	2,475	207,430
†Sandisk Corp.	2,861	321,004
Seagate Technology Holdings PLC	3,102	732,258
†Super Micro Computer, Inc.	1,741	83,464
†Turtle Beach Corp.	601	9,556
Western Digital Corp.	10,112	1,214,047
Xerox Holdings Corp.	13,402	50,391
		50,988,782
Textiles, Apparel & Luxury Goods–0.58%
†Allbirds, Inc. Class A	103	584
†Birkenstock Holding PLC	3,566	161,362
†Capri Holdings Ltd.	2,146	42,748
Carter's, Inc.	1,451	40,947
Columbia Sportswear Co.	3,386	177,088
†Crocs, Inc.	2,150	179,632
Crown Crafts, Inc.	3,339	9,716
†Culp, Inc.	857	3,822
†Deckers Outdoor Corp.	4,185	424,233
†Figs, Inc. Class A	10,968	73,376
†Fossil Group, Inc.	312	802
†G-III Apparel Group Ltd.	1,942	51,677
†Hanesbrands, Inc.	15,995	105,407
Jerash Holdings U.S., Inc.	2,837	9,419
Kontoor Brands, Inc.	2,536	202,297
Lakeland Industries, Inc.	306	4,529
Levi Strauss & Co. Class A	3,482	81,131
†Lululemon Athletica, Inc.	3,335	593,397
Movado Group, Inc.	1,488	28,227
NIKE, Inc. Class B	8,168	569,555
Oxford Industries, Inc.	824	33,405
PVH Corp.	2,004	167,875
Ralph Lauren Corp.	1,882	590,120
Rocky Brands, Inc.	542	16,146
Steven Madden Ltd.	2,507	83,934
Superior Group of Cos., Inc.	478	5,124
Tapestry, Inc.	12,730	1,441,291
†Under Armour, Inc. Class A	17,063	83,764
†Unifi, Inc.	1,589	7,564
†Vera Bradley, Inc.	4,817	9,682
VF Corp.	12,868	185,685
Wolverine World Wide, Inc.	2,673	73,347
		5,457,886
Tobacco–0.21%
Altria Group, Inc.	7,762	512,758
Philip Morris International, Inc.	7,790	1,263,538
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Turning Point Brands, Inc.	703	$69,498
Universal Corp.	1,492	83,358
		1,929,152
Trading Companies & Distributors–1.12%
Air Lease Corp.	7,484	476,357
Alta Equipment Group, Inc.	1,479	10,708
Applied Industrial Technologies, Inc.	1,951	509,309
†BlueLinx Holdings, Inc.	383	27,990
Boise Cascade Co.	1,967	152,088
†Core & Main, Inc. Class A	4,834	260,214
†Custom Truck One Source, Inc.	7,065	45,357
†Distribution Solutions Group, Inc.	1,378	41,450
†DNOW, Inc.	6,498	99,095
†DXP Enterprises, Inc.	1,112	132,406
EVI Industries, Inc.	812	25,667
Fastenal Co.	17,456	856,042
Ferguson Enterprises, Inc.	6,842	1,536,576
FTAI Aviation Ltd.	253	42,216
GATX Corp.	2,433	425,288
Global Industrial Co.	2,361	86,578
Herc Holdings, Inc.	2,012	234,720
†Hudson Technologies, Inc.	2,788	27,685
Karat Packaging, Inc.	551	13,891
McGrath RentCorp	1,500	175,950
†MRC Global, Inc.	5,465	78,805
MSC Industrial Direct Co., Inc. Class A	2,560	235,878
†NPK International, Inc.	4,967	56,177
Rush Enterprises, Inc. Class A	5,893	319,958
†SiteOne Landscape Supply, Inc.	1,945	250,516
†Titan Machinery, Inc.	1,745	29,211
†Transcat, Inc.	587	42,968
United Rentals, Inc.	2,453	2,341,781
Watsco, Inc.	700	283,010
WESCO International, Inc.	2,642	558,783
Willis Lease Finance Corp.	375	51,409
WW Grainger, Inc.	1,016	968,207
†Xometry, Inc. Class A	1,572	85,627
		10,481,917
Water Utilities–0.09%
American States Water Co.	1,681	123,251
American Water Works Co., Inc.	2,894	402,816
Artesian Resources Corp. Class A	575	18,742
California Water Service Group	2,184	100,224
Consolidated Water Co. Ltd.	860	30,341
LVIP Dimensional U.S. Core Equity 2 Fund–26

LVIP Dimensional U.S. Core Equity 2 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Essential Utilities, Inc.	1,390	$55,461
Global Water Resources, Inc.	1,585	16,325
H2O America	1,157	56,346
Middlesex Water Co.	668	36,152
†Pure Cycle Corp.	1,628	18,022
York Water Co.	500	15,210
		872,890
Wireless Telecommunication Services–0.31%
Array Digital Infrastructure, Inc.	2,733	136,677
†Gogo, Inc.	4,647	39,918
Spok Holdings, Inc.	803	13,852
Telephone & Data Systems, Inc.	6,032	236,695
T-Mobile U.S., Inc.	10,268	2,457,954
		2,885,096
Total Common Stock (Cost $403,609,735)		930,450,526
RIGHTS–0.00%
†=ABIOMED, Inc.	626	639
†=Aduro Biotech, Inc.	227	86
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
†=Albireo Pharma, Inc.	900	$5,742
†=Chinook Therapeutics, Inc.	3,834	0
†=HilleVax, Inc.	1,380	193
†=Mirati Therapeutics, Inc.	1,120	3,338
†=Poseida Therapeutics, Inc.	2,501	1,250
†=Resolute Forest Products, Inc.	6,285	1,674
†=Sage Therapeutics, Inc.	2,104	379
†=Spectrum Pharmaceuticals, Inc.	5,260	0
†=Verve Therapeutics, Inc.	1,676	1,056
Total Rights (Cost $15,581)		14,357

MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	1,601,553	1,601,553
Total Money Market Fund (Cost $1,601,553)		1,601,553

TOTAL INVESTMENTS–99.93% (Cost $405,226,869)	932,066,436
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	674,477
NET ASSETS APPLICABLE TO 41,302,004 SHARES OUTSTANDING–100.00%	$932,740,913

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
LVIP Dimensional U.S. Core Equity 2 Fund–27